UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-23402
Name of Fund:
BlackRock ETF Trust
iShares Disciplined Volatility Equity Active ETF
iShares Dynamic Equity Active ETF
iShares International Dividend Active ETF

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock ETF Trust, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
4/30/2026
Date of reporting period:
10/31/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares Disciplined Volatility Equity Active ETF
BDVL | NASDAQ
Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about iShares Disciplined Volatility Equity Active ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Disciplined Volatility Equity Active ETF	$19	0.36%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,318,849,983
Number of Portfolio Holdings	703
Portfolio Turnover Rate	49%
What did the Fund invest in?
(as of October 31, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	73.2%
Japan	10.2%
China	8.8%
Taiwan	1.9%
France	1.2%
Hong Kong	0.9%
Netherlands	0.6%
South Korea	0.5%
Switzerland	0.5%
Saudi Arabia	0.3%
Other#	1.2%
Other Assets Less Liabilities	0.7%
Ten largest holdings
Security(a)(b)	Percent of Net Assets
iShares MSCI India ETF	3.1%
Microsoft Corp.	1.8%
KDDI Corp.	1.5%
Motorola Solutions, Inc.	1.4%
Chubb Ltd.	1.3%
AT&T, Inc.	1.3%
Coca-Cola Co.	1.3%
T-Mobile U.S., Inc.	1.3%
Verizon Communications, Inc.	1.2%
McKesson Corp.	1.2%
(a)	Excludes underlying investments in equity swaps.
(b)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Disciplined Volatility Equity Active ETF
Semi-Annual Shareholder Report — October 31, 2025
BDVL-10/25-SAR

iShares Dynamic Equity Active ETF
BDYN | NASDAQ
Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about iShares Dynamic Equity Active ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Dynamic Equity Active ETF	$21	0.37%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$2,241,218,385
Number of Portfolio Holdings	332
Portfolio Turnover Rate	26%
What did the Fund invest in?
(as of October 31, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	86.9%
France	2.8%
United Kingdom	2.8%
Italy	2.0%
Netherlands	1.5%
China	0.9%
Canada	0.9%
Taiwan	0.6%
Denmark	0.5%
Germany	0.4%
Other#	0.2%
Other Assets Less Liabilities	0.5%
Ten largest holdings
Security(a)	Percent of Net Assets
NVIDIA Corp.	5.4%
Apple, Inc.	5.1%
Microsoft Corp.	4.8%
Alphabet, Inc., Class C	4.4%
Amazon.com, Inc.	3.5%
Broadcom, Inc.	2.1%
Meta Platforms, Inc., Class A	2.1%
Tesla, Inc.	1.7%
Eli Lilly & Co.	1.6%
SPDR Gold Shares	1.5%
(a)	Excludes short-term securities, short investments and options, if any.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Dynamic Equity Active ETF
Semi-Annual Shareholder Report — October 31, 2025
BDYN-10/25-SAR

iShares International Dividend Active ETF
BIDD | NYSE Arca
Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about iShares International Dividend Active ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Dividend Active ETF	$32	0.60%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$512,839,345
Number of Portfolio Holdings	45
Portfolio Turnover Rate	31%
What did the Fund invest in?
(as of October 31, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United Kingdom	16.2%
France	10.4%
Taiwan	8.5%
Germany	7.4%
Netherlands	7.2%
Japan	6.8%
China	5.9%
Canada	5.6%
Sweden	5.2%
United States	4.6%
Other#	22.6%
Liabilities in Excess of Other Assets	(0.4)%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	6.5%
Shell PLC	4.2%
HDFC Bank Ltd.	4.1%
SAP SE	3.4%
Tencent Holdings Ltd.	3.3%
Sony Group Corp.	3.0%
AstraZeneca PLC	2.9%
FinecoBank Banca Fineco SpA	2.9%
Air Liquide SA	2.9%
Koninklijke KPN NV	2.8%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares International Dividend Active ETF
Semi-Annual Shareholder Report — October 31, 2025
BIDD-10/25-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

October 31, 2025
2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock ETF Trust
• iShares Disciplined Volatility Equity Active ETF | BDVL | NASDAQ
• iShares Dynamic Equity Active ETF | BDYN | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Derivative Financial Instruments

Schedule of Investments (unaudited)
October 31, 2025
iShares Disciplined Volatility Equity Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 0.1%
Macquarie Group Ltd.	5,542	$ 790,481
Belgium — 0.0%
UCB SA	1,512	388,799
Brazil — 0.3%
MercadoLibre, Inc.(a)	1,517	3,530,453
Canada — 0.1%
Kinross Gold Corp.	31,838	740,477
WSP Global, Inc.	2,761	527,849
		1,268,326
China — 8.8%
AAC Technologies Holdings, Inc.	138,000	709,374
Airtac International Group	118,000	3,480,406
ANTA Sports Products Ltd.	265,200	2,768,192
Bank of China Ltd., Class H	5,419,000	3,068,473
Bestechnic Shanghai Co. Ltd., Class A	72,918	2,518,248
Bilibili, Inc., Class Z(a)	336,420	10,160,888
BOC Hong Kong Holdings Ltd.	119,500	587,189
Bosideng International Holdings Ltd.	1,680,000	1,028,015
Cambricon Technologies Corp. Ltd., Class A(a)	17,772	3,429,953
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	28,400	517,177
China Hongqiao Group Ltd.	223,500	848,583
China Overseas Land & Investment Ltd.	120,000	201,383
China Petroleum & Chemical Corp., Class H	338,000	179,784
China Tower Corp. Ltd., Class H(b)	199,900	288,785
CITIC Ltd.	111,000	171,565
COSCO SHIPPING Holdings Co. Ltd., Class H	245,000	424,887
Eastroc Beverage Group Co. Ltd., Class A	5,590	219,675
Geely Automobile Holdings Ltd.	661,000	1,568,097
GF Securities Co. Ltd., Class A	1,160,800	3,680,617
Giant Biogene Holding Co. Ltd.(b)	256,800	1,230,657
Great Wall Motor Co. Ltd., Class A	891,533	2,852,058
Guoyuan Securities Co. Ltd., Class A	1,486,600	1,828,797
Haier Smart Home Co. Ltd., Class H	54,400	176,903
JD.com, Inc., Class A	416,150	6,870,626
Kingsoft Corp. Ltd.	179,600	782,900
Laopu Gold Co. Ltd., Class H	1,200	105,631
Lenovo Group Ltd.	3,156,000	4,604,125
NARI Technology Co. Ltd., Class A	206,400	702,267
PetroChina Co. Ltd., Class H	4,588,000	4,742,699
PICC Property & Casualty Co. Ltd., Class H	158,000	373,279
Pop Mart International Group Ltd.(b)	364,800	10,376,781
SAIC Motor Corp. Ltd., Class A	3,267,050	7,632,941
Seres Group Co. Ltd., Class A	11,600	252,957
Shanjin International Gold Co. Ltd., Class A	3,168,200	9,670,351
Shenzhou International Group Holdings Ltd.	226,400	1,954,241
Sinotruk Hong Kong Ltd.	129,500	432,638
Tencent Holdings Ltd.	3,500	284,297
Tingyi Cayman Islands Holding Corp.	2,580,000	3,539,834
Trip.com Group Ltd.	13,350	939,458
Weichai Power Co. Ltd., Class H	2,177,000	4,498,332
Yadea Group Holdings Ltd.(b)	680,000	1,063,126
Yangzijiang Shipbuilding Holdings Ltd.	955,600	2,580,842
Yum China Holdings, Inc.	213,726	9,239,855
Yunnan Yuntianhua Co. Ltd., Class A	304,800	1,230,605
Security	Shares	Value
China (continued)
Yutong Bus Co. Ltd., Class A	404,300	$ 1,834,890
Zhejiang China Commodities City Group Co. Ltd., Class A	167,800	434,328
Zhongjin Gold Corp. Ltd., Class A	156,550	485,564
		116,572,273
Finland — 0.1%
Kone OYJ, Class B	27,287	1,823,127
France — 1.2%
Air Liquide SA	944	182,701
Airbus SE	29,746	7,334,502
Safran SA	7,765	2,759,047
Thales SA	18,061	5,150,144
		15,426,394
Germany — 0.1%
Allianz SE, Registered Shares	1,909	767,115
Deutsche Telekom AG, Class N, Registered Shares	24,735	766,171
Siemens Energy AG(a)	2,470	307,726
		1,841,012
Hong Kong — 0.9%
Futu Holdings Ltd., ADR	14,874	2,960,521
Henderson Land Development Co. Ltd.	131,000	460,825
HKT Trust & HKT Ltd., Class SS	2,894,000	4,225,737
Techtronic Industries Co. Ltd.	259,000	3,020,978
WH Group Ltd.(b)	1,085,000	1,043,679
		11,711,740
Ireland — 0.0%
AerCap Holdings NV	2,892	376,654
Israel — 0.3%
Teva Pharmaceutical Industries Ltd., ADR(a)	180,132	3,689,103
Italy — 0.0%
Prysmian SpA	3,363	350,639
Japan — 10.2%
Advantest Corp.	34,500	5,166,230
Asahi Kasei Corp.	316,100	2,421,995
Bridgestone Corp.	41,600	1,816,053
Canon, Inc.	283,200	8,132,887
Capcom Co. Ltd.	5,700	148,845
Chubu Electric Power Co., Inc.	19,300	268,381
Daiwa Securities Group, Inc.	307,300	2,364,966
ENEOS Holdings, Inc.	1,594,200	10,057,350
Idemitsu Kosan Co. Ltd.	965,100	6,711,065
Japan Exchange Group, Inc.	538,800	6,008,246
Japan Post Holdings Co. Ltd.	208,000	1,949,178
Japan Tobacco, Inc.	328,100	11,428,669
Kao Corp.	2,600	110,031
KDDI Corp.	1,220,400	19,453,602
Keyence Corp.	4,300	1,595,878
LY Corp.	3,068,400	9,016,540
Murata Manufacturing Co. Ltd.	264,700	5,707,174
Nexon Co. Ltd.	201,400	4,107,450
NIDEC Corp.	319,000	3,881,201
Nintendo Co. Ltd.	11,200	955,247
NTT, Inc.	5,600	5,764
Obayashi Corp.	155,500	2,630,662
Obic Co. Ltd.	6,500	201,637

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Disciplined Volatility Equity Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Olympus Corp.	136,600	$ 1,681,131
Osaka Gas Co. Ltd.	31,600	994,289
Otsuka Holdings Co. Ltd.	53,200	2,895,356
Seven & i Holdings Co. Ltd.	783,700	9,968,503
Shionogi & Co. Ltd.	29,800	499,823
SoftBank Group Corp.	28,200	4,948,212
Sompo Holdings, Inc.	48,100	1,465,870
Subaru Corp.	42,000	893,471
Suzuki Motor Corp.	125,200	1,869,095
Takeda Pharmaceutical Co. Ltd.	22,700	612,616
Tokyo Gas Co. Ltd.	3,100	108,792
Toyota Motor Corp.	27,200	554,530
Trend Micro, Inc./Japan	58,100	2,964,985
ZOZO, Inc.	88,800	767,632
		134,363,356
Netherlands — 0.6%
Argenx SE, ADR(a)	1,997	1,634,545
NXP Semiconductors NV	30,436	6,364,776
		7,999,321
Saudi Arabia — 0.3%
Al Rajhi Bank	29,402	831,022
Alinma Bank	88,759	614,579
Bank Al-Jazira(a)	294,177	989,335
Jarir Marketing Co.	311,204	1,178,646
Saudi Investment Bank	129,430	474,404
Saudi National Bank	31,709	337,401
		4,425,387
South Africa — 0.0%
Vodacom Group Ltd.	23,811	192,756
South Korea — 0.5%
Krafton, Inc.(a)	11,939	2,310,764
KT&G Corp.	14,226	1,338,834
NAVER Corp.	9,549	1,789,637
Samsung Electronics Co. Ltd.	6,304	474,541
SK Telecom Co. Ltd.	6,153	225,273
		6,139,049
Sweden — 0.1%
Assa Abloy AB, Class B	19,198	723,468
Switzerland — 0.5%
ABB Ltd., Class N, Registered Shares	10,621	789,645
TE Connectivity PLC	20,550	5,076,056
		5,865,701
Taiwan — 1.9%
Accton Technology Corp.	148,000	5,146,951
Advantech Co. Ltd.	98,898	1,004,544
Asia Cement Corp.	1,167,000	1,375,479
Catcher Technology Co. Ltd.	87,000	560,997
Chunghwa Telecom Co. Ltd.	242,000	1,031,151
eMemory Technology, Inc.	31,000	1,996,335
Far EasTone Telecommunications Co. Ltd.	312,000	936,983
Hon Hai Precision Industry Co. Ltd.	187,000	1,555,350
International Games System Co. Ltd.	43,000	1,004,787
Jentech Precision Industrial Co. Ltd.	5,000	342,831
MediaTek, Inc.	38,000	1,611,558
Realtek Semiconductor Corp.	359,000	5,994,818
Taiwan Semiconductor Manufacturing Co. Ltd.	26,000	1,257,351
Security	Shares	Value
Taiwan (continued)
TS Financial Holding Co. Ltd.	1,061,000	$ 644,564
Zhen Ding Technology Holding Ltd.	77,000	406,600
		24,870,299
United Kingdom — 0.1%
AstraZeneca PLC	8,116	1,338,722
CK Hutchison Holdings Ltd.	64,000	424,414
NatWest Group PLC	14,963	115,193
		1,878,329
United States — 70.0%
Abbott Laboratories	23,813	2,943,763
Accenture PLC, Class A	37,436	9,362,744
Adobe, Inc.(a)	34,968	11,899,960
Airbnb, Inc., Class A(a)	32,563	4,120,522
Alphabet, Inc., Class C	46,656	13,148,594
Altria Group, Inc.	160,123	9,027,735
Amazon.com, Inc.(a)	53,057	12,957,581
Ameren Corp.	43,987	4,487,554
American Water Works Co., Inc.	9,501	1,220,213
AMETEK, Inc.	3,472	701,726
Amgen, Inc.	19,533	5,829,233
Amphenol Corp., Class A	74,185	10,336,938
Analog Devices, Inc.	30,360	7,108,187
Apple, Inc.	5,003	1,352,661
Arch Capital Group Ltd.	102,342	8,833,138
Archer-Daniels-Midland Co.	119,581	7,238,238
AT&T, Inc.	680,990	16,854,502
AutoNation, Inc.(a)	4,184	836,256
Bank of America Corp.	16,545	884,330
Best Buy Co., Inc.	18,188	1,493,962
Booking Holdings, Inc.	2,025	10,282,423
Bristol-Myers Squibb Co.	263,089	12,120,510
Broadcom, Inc.	25,933	9,585,615
Cadence Design Systems, Inc.(a)	13,024	4,411,099
Capital One Financial Corp.	3,737	822,103
Cencora, Inc.	7,933	2,679,847
Centene Corp.(a)	77,252	2,732,403
CF Industries Holdings, Inc.	16,233	1,352,047
Charles Schwab Corp.	6,957	657,576
Charter Communications, Inc., Class A(a)	10,926	2,554,936
Chubb Ltd.	62,461	17,297,949
Church & Dwight Co., Inc.	21,256	1,863,939
Cisco Systems, Inc.	57,620	4,212,598
Clorox Co.	1,631	183,422
CMS Energy Corp.	19,812	1,457,173
Coca-Cola Co.	240,630	16,579,407
Cognizant Technology Solutions Corp., Class A	87,375	6,367,890
Colgate-Palmolive Co.	52,317	4,031,025
Consolidated Edison, Inc.	18,803	1,831,600
Costco Wholesale Corp.	13,019	11,866,168
CVS Health Corp.	19,551	1,527,911
Dillard’s, Inc., Class A	1,353	811,908
Docusign, Inc.(a)	36,164	2,645,035
Dollar General Corp.	112,992	11,147,791
Domino’s Pizza, Inc.	16,719	6,661,853
DoorDash, Inc., Class A(a)	13,262	3,373,455
Duke Energy Corp.	60,765	7,553,089
eBay, Inc.	48,492	3,942,884
Edwards Lifesciences Corp.(a)	35,133	2,896,716
EMCOR Group, Inc.	4,522	3,055,877
EOG Resources, Inc.	1,895	200,567
Everest Group Ltd.	5,335	1,677,964
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Disciplined Volatility Equity Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
FactSet Research Systems, Inc.	9,554	$ 2,549,007
Fair Isaac Corp.(a)	4,738	7,862,853
First Citizens BancShares, Inc., Class A	1,059	1,932,484
Fiserv, Inc.(a)	17,929	1,195,685
Flex Ltd.(a)	95,962	5,999,544
Ford Motor Co.	725,233	9,522,309
Fox Corp., Class A	110,962	7,173,693
Freeport-McMoRan, Inc.	18,761	782,334
GE Vernova, Inc.	16,685	9,763,061
General Dynamics Corp.	3,770	1,300,273
General Electric Co.	17,302	5,345,453
General Mills, Inc.	292,814	13,648,061
General Motors Co.	94,656	6,539,783
Gilead Sciences, Inc.	101,730	12,186,237
Goldman Sachs Group, Inc.	1,090	860,413
Graco, Inc.	18,789	1,536,376
HCA Healthcare, Inc.	3,505	1,611,178
HEICO Corp., Class A	1,580	391,413
Hershey Co.	2,255	382,516
Hewlett Packard Enterprise Co.	112,275	2,741,755
Hilton Worldwide Holdings, Inc.	28	7,195
Holcim AG	23,272	2,068,909
Howmet Aerospace, Inc.	54,978	11,322,719
Humana, Inc.	7,344	2,043,027
Illinois Tool Works, Inc.	22,149	5,402,584
Incyte Corp.(a)	139,833	13,071,589
Insmed, Inc.(a)	11,319	2,146,082
Intuit, Inc.	3,063	2,044,706
Intuitive Surgical, Inc.(a)	9,129	4,877,442
Jabil, Inc.	48,858	10,792,244
JBS NV, Class A(a)	66,670	880,711
Johnson & Johnson	31,509	5,951,105
Kenvue, Inc.	34,195	491,382
Keurig Dr. Pepper, Inc.	460,241	12,500,146
Lam Research Corp.	44,383	6,988,547
Las Vegas Sands Corp.	180,114	10,689,766
Liberty Media Corp.-Liberty Formula One, Class C(a)	116,425	11,625,036
Lockheed Martin Corp.	25,289	12,439,153
Louisiana-Pacific Corp.	22,433	1,954,139
Marsh & McLennan Cos., Inc.	38,509	6,860,378
Masimo Corp.(a)	46,517	6,542,616
Mastercard, Inc., Class A	12,415	6,852,956
McKesson Corp.	19,799	16,063,721
Medtronic PLC	22,550	2,045,285
Meta Platforms, Inc., Class A	20,876	13,534,955
Micron Technology, Inc.	16,693	3,735,393
Microsoft Corp.	46,138	23,890,718
Monolithic Power Systems, Inc.	5,800	5,829,000
Motorola Solutions, Inc.	45,208	18,386,546
MSCI, Inc., Class A	2,011	1,183,574
Netflix, Inc.(a)	7,892	8,830,043
Neurocrine Biosciences, Inc.(a)	3,650	522,716
Newmont Corp.	87,220	7,062,203
NVIDIA Corp.	37,912	7,676,801
Omnicom Group, Inc.	43,619	3,272,297
OneMain Holdings, Inc.	45	2,664
Otis Worldwide Corp.	104,371	9,681,454
PayPal Holdings, Inc.(a)	33,991	2,354,557
Pfizer, Inc.	202,106	4,981,913
Security	Shares	Value
United States (continued)
Philip Morris International, Inc.	64,323	$ 9,283,739
PNC Financial Services Group, Inc.	11,627	2,122,509
Principal Financial Group, Inc.	78,938	6,633,949
Procter & Gamble Co.	626	94,132
Progressive Corp.	21,177	4,362,462
Prudential Financial, Inc.	9,671	1,005,784
Raymond James Financial, Inc.	2,587	410,479
Regeneron Pharmaceuticals, Inc.	9,701	6,323,112
Republic Services, Inc.	4,226	880,022
ROBLOX Corp., Class A(a)	46,569	5,295,827
Rocket Cos., Inc., Class A	102,788	1,712,448
Rockwell Automation, Inc.	2,040	751,454
Roper Technologies, Inc.	5,085	2,268,673
Royalty Pharma PLC, Class A	14,358	538,999
RTX Corp.	3,700	660,450
S&P Global, Inc.	6,614	3,222,407
Salesforce, Inc.	35,255	9,180,755
Sanofi SA	3,097	313,301
SLM Corp.	36,629	983,489
Snap, Inc., Class A(a)	728,542	5,682,628
Snowflake, Inc., Class A(a)	38,499	10,582,605
Southern Co.	109,846	10,329,918
Spotify Technology SA(a)	4,689	3,072,795
State Street Corp.	7,411	857,156
Stryker Corp.	996	354,815
Take-Two Interactive Software, Inc.(a)	11,909	3,053,110
Tapestry, Inc.	20,175	2,215,618
TD SYNNEX Corp.	14,394	2,252,517
Tesla, Inc.(a)	7,671	3,502,272
Texas Instruments, Inc.	2,753	444,499
Textron, Inc.	120,107	9,705,847
TJX Cos., Inc.	6,119	857,517
T-Mobile U.S., Inc.	78,567	16,502,998
Trane Technologies PLC	22,837	10,245,820
TransDigm Group, Inc.	1,420	1,858,084
Tyler Technologies, Inc.(a)	9,486	4,517,802
U.S. Bancorp	30,486	1,423,086
Ulta Beauty, Inc.(a)	1,514	787,098
UnitedHealth Group, Inc.	7,095	2,423,368
Universal Health Services, Inc., Class B	11,756	2,551,170
VeriSign, Inc.	39,541	9,481,932
Verisk Analytics, Inc.	24,995	5,467,906
Verizon Communications, Inc.	414,961	16,490,550
Vertex Pharmaceuticals, Inc.(a)	23,952	10,193,253
Vertiv Holdings Co., Class A	66,194	12,766,175
VICI Properties, Inc.	245,812	7,371,902
Visa, Inc., Class A	24,833	8,461,596
Warner Bros Discovery, Inc., Class A(a)	606	13,605
Waste Management, Inc.	16,254	3,247,062
Wells Fargo & Co.	157,491	13,696,992
Western Digital Corp.	3,108	466,853
Workday, Inc., Class A(a)	15,257	3,660,459
XPO, Inc.(a)	15,644	2,250,702
Yum! Brands, Inc.	22,560	3,118,018
Zimmer Biomet Holdings, Inc.	89,082	8,958,086

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Disciplined Volatility Equity Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Zoetis, Inc., Class A	48,506	$ 6,989,230
Zoom Communications, Inc., Class A(a)	138,328	12,066,351
		922,918,703
Total Common Stocks — 96.1% (Cost: $1,183,218,372)		1,267,145,370
Investment Companies
United States — 3.1%
iShares MSCI India ETF(c)	759,608	40,996,045
Total Investment Companies — 3.1% (Cost: $40,398,668)		40,996,045
Total Long-Term Investments — 99.2% (Cost: $1,223,617,040)		1,308,141,415
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(c)(d)	2,120,000	2,120,000
Total Short-Term Securities — 0.1% (Cost: $2,120,000)		2,120,000
Total Investments — 99.3% (Cost: $1,225,737,040)		1,310,261,415
Other Assets Less Liabilities — 0.7%		8,588,568
Net Assets — 100.0%		$ 1,318,849,983

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ —	$ 2,120,000 (a)	$ —	$ —	$ —	$ 2,120,000	2,120,000	$ 128,530	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares(b)	3,910,098	—	(3,910,098)(a)	—	—	—	—	358,033	—
iShares MSCI Brazil ETF(b)	—	19,880,370	(20,879,692)	999,322	—	—	—	—	—
iShares MSCI India ETF	—	47,040,812	(6,531,168)	(110,976)	597,377	40,996,045	759,608	—	—
iShares MSCI South Korea ETF(b)	—	24,422,390	(27,242,171)	2,819,781	—	—	—	—	—
				$ 3,708,127	$ 597,377	$ 43,116,045		$ 486,563	$ —

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	10	12/19/25	$ 3,437	$ (11,049)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Disciplined Volatility Equity Active ETF

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	2,536,720	USD	1,811,955	JPMorgan Chase Bank N.A.	12/17/25	$ 788
HKD	351,696,362	USD	45,267,148	Canadian Imperial Bank of Commerce	12/17/25	23,304
HKD	3,545,527	USD	456,401	Citibank N.A.	12/17/25	181
HKD	4,552,318	USD	585,794	Citibank N.A.	12/17/25	441
HKD	10,085,907	USD	1,297,980	Citibank N.A.	12/17/25	854
HKD	21,228,900	USD	2,732,283	HSBC Bank PLC	12/17/25	1,514
HKD	519,028	USD	66,778	Natwest Markets PLC	12/17/25	60
IDR	24,129,374,300	USD	1,449,125	JPMorgan Chase Bank N.A.	12/17/25	697
ILS	13,543,200	USD	4,075,164	UBS AG	12/17/25	81,400
INR	550,242,000	USD	6,175,163	Citibank N.A.	12/17/25	8,580
INR	634,271,063	USD	7,119,066	JPMorgan Chase Bank N.A.	12/17/25	9,014
INR	508,000,400	USD	5,699,877	Royal Bank of Canada	12/17/25	9,145
INR	435,546,300	USD	4,881,608	Societe Generale	12/17/25	13,159
MXN	43,821,430	USD	2,336,860	Societe Generale	12/17/25	11,255
MYR	20,462,100	USD	4,871,465	Barclays Bank PLC	12/17/25	19,825
THB	34,181,204	USD	1,046,837	UBS AG	12/17/25	13,904
TRY	60,465,500	USD	1,347,637	Goldman Sachs International	12/17/25	40,620
TRY	34,448,949	USD	782,841	HSBC Bank PLC	12/17/25	8,090
USD	396,319	AUD	597,598	Citibank N.A.	12/17/25	5,126
USD	2,774,206	AUD	4,230,700	Citibank N.A.	12/17/25	4,756
USD	2,291,430	AUD	3,468,300	HSBC Bank PLC	12/17/25	21,053
USD	195,774	AUD	298,630	JPMorgan Chase Bank N.A.	12/17/25	288
USD	201,775	AUD	305,385	JPMorgan Chase Bank N.A.	12/17/25	1,867
USD	234,401	AUD	351,135	Natwest Markets PLC	12/17/25	4,546
USD	1,216,047	BRL	6,590,100	Citibank N.A.	12/17/25	3,630
USD	4,734,111	CAD	6,508,100	HSBC Bank PLC	12/17/25	83,418
USD	1,369,030	CAD	1,897,900	JPMorgan Chase Bank N.A.	12/17/25	12,789
USD	4,926,696	CAD	6,785,500	JPMorgan Chase Bank N.A.	12/17/25	77,772
USD	19,158,194	CAD	26,444,165	Morgan Stanley & Co. International PLC	12/17/25	261,172
USD	121,490	CAD	167,194	Societe Generale	12/17/25	2,013
USD	3,715,388	CHF	2,918,300	Goldman Sachs International	12/17/25	70,609
USD	201,863	CHF	158,684	HSBC Bank PLC	12/17/25	3,676
USD	124,325	CHF	98,255	JPMorgan Chase Bank N.A.	12/17/25	1,611
USD	96,376	CHF	75,980	Morgan Stanley & Co. International PLC	12/17/25	1,482
USD	619,585	CHF	491,059	UBS AG	12/17/25	6,281
USD	2,620,045	CNY	18,545,200	Barclays Bank PLC	12/17/25	2,191
USD	1,186,110	CNY	8,381,300	Citibank N.A.	12/17/25	3,000
USD	4,938,336	CNY	34,898,200	Citibank N.A.	12/17/25	12,082
USD	11,509,316	CNY	81,290,300	Citibank N.A.	12/17/25	34,321
USD	9,688,005	DKK	61,272,306	Morgan Stanley & Co. International PLC	12/17/25	203,661
USD	195,199	EUR	163,886	Canadian Imperial Bank of Commerce	12/17/25	5,834
USD	325,714	EUR	275,186	Citibank N.A.	12/17/25	7,747
USD	198,914	EUR	169,907	Deutsche Bank AG	12/17/25	2,592
USD	314,600	EUR	266,711	Deutsche Bank AG	12/17/25	6,426
USD	627,881	EUR	534,364	Deutsche Bank AG	12/17/25	10,443
USD	1,073,925	EUR	915,509	Deutsche Bank AG	12/17/25	16,088
USD	1,167,964	EUR	1,001,398	Deutsche Bank AG	12/17/25	10,886
USD	1,887,834	EUR	1,596,777	Deutsche Bank AG	12/17/25	42,819
USD	289,084	EUR	247,834	HSBC Bank PLC	12/17/25	2,721
USD	383,438	EUR	324,986	JPMorgan Chase Bank N.A.	12/17/25	7,929
USD	385,007	EUR	329,337	JPMorgan Chase Bank N.A.	12/17/25	4,471
USD	544,766	EUR	462,244	JPMorgan Chase Bank N.A.	12/17/25	10,660
USD	3,554,095	EUR	3,003,100	JPMorgan Chase Bank N.A.	12/17/25	84,127
USD	3,579,147	EUR	3,037,000	JPMorgan Chase Bank N.A.	12/17/25	70,008
USD	1,743,424	EUR	1,480,400	Morgan Stanley & Co. International PLC	12/17/25	32,877
USD	1,847,941	EUR	1,559,700	Royal Bank of Canada	12/17/25	45,766
USD	12,584,473	EUR	10,671,265	Royal Bank of Canada	12/17/25	254,230
USD	1,860,445	GBP	1,385,100	JPMorgan Chase Bank N.A.	12/17/25	40,740
USD	10,584,676	GBP	7,812,380	Morgan Stanley & Co. International PLC	12/17/25	320,993
USD	2,724,473	HKD	21,145,170	Canadian Imperial Bank of Commerce	12/17/25	1,458
USD	532,824	HKD	4,136,859	Deutsche Bank AG	12/17/25	91
USD	1,742,504	HKD	13,525,839	HSBC Bank PLC	12/17/25	685

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Disciplined Volatility Equity Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,596,970	HKD	12,400,500	UBS AG	12/17/25	$ 69
USD	443,230	JPY	66,890,026	BNP Paribas SA	12/17/25	7,319
USD	952,824	JPY	144,855,567	Deutsche Bank AG	12/17/25	8,824
USD	5,876,332	JPY	866,270,700	HSBC Bank PLC	12/17/25	230,985
USD	1,424,162	JPY	216,629,100	JPMorgan Chase Bank N.A.	12/17/25	12,425
USD	3,112,975	JPY	455,876,798	JPMorgan Chase Bank N.A.	12/17/25	142,099
USD	4,756,693	JPY	697,664,900	JPMorgan Chase Bank N.A.	12/17/25	210,123
USD	4,945,650	JPY	725,023,100	JPMorgan Chase Bank N.A.	12/17/25	220,791
USD	191,229	JPY	28,112,650	Societe Generale	12/17/25	8,024
USD	261,127	JPY	38,307,930	Societe Generale	12/17/25	11,480
USD	355,341	JPY	51,533,303	UBS AG	12/17/25	19,507
USD	627,230	JPY	93,051,318	UBS AG	12/17/25	20,829
USD	3,176,977	JPY	475,745,980	UBS AG	12/17/25	76,617
USD	7,894,858	KRW	10,916,141,600	Citibank N.A.	12/17/25	242,374
USD	8,888,931	NOK	88,079,200	Morgan Stanley & Co. International PLC	12/17/25	193,857
USD	1,424,401	PLN	5,183,000	Morgan Stanley & Co. International PLC	12/17/25	21,474
USD	2,384,782	SEK	22,331,200	JPMorgan Chase Bank N.A.	12/17/25	28,118
USD	1,364,961	SEK	12,670,859	Morgan Stanley & Co. International PLC	12/17/25	27,775
USD	2,128,572	TWD	63,803,700	Citibank N.A.	12/17/25	53,635
						3,576,091
AUD	1,885,800	USD	1,241,610	HSBC Bank PLC	12/17/25	(7,150)
AUD	12,990,856	USD	8,621,680	UBS AG	12/17/25	(117,761)
BRL	21,860,700	USD	4,034,828	Societe Generale	12/17/25	(12,994)
CAD	7,329,162	USD	5,255,135	HSBC Bank PLC	12/17/25	(17,710)
CAD	8,111,700	USD	5,802,060	HSBC Bank PLC	12/17/25	(5,433)
CAD	9,195,544	USD	6,573,264	JPMorgan Chase Bank N.A.	12/17/25	(2,121)
CAD	7,987,700	USD	5,743,142	Morgan Stanley & Co. International PLC	12/17/25	(35,125)
CAD	493,792	USD	355,879	Natwest Markets PLC	12/17/25	(3,015)
CAD	659,876	USD	474,655	Natwest Markets PLC	12/17/25	(3,108)
CAD	1,950,090	USD	1,397,415	Natwest Markets PLC	12/17/25	(3,879)
CHF	1,469,300	USD	1,855,674	Barclays Bank PLC	12/17/25	(20,607)
CHF	1,026,605	USD	1,299,796	Goldman Sachs International	12/17/25	(17,629)
CHF	1,285,300	USD	1,626,553	HSBC Bank PLC	12/17/25	(21,291)
CHF	355,898	USD	448,719	JPMorgan Chase Bank N.A.	12/17/25	(4,224)
CHF	54,623	USD	68,757	Natwest Markets PLC	12/17/25	(535)
CHF	5,223,505	USD	6,596,971	Societe Generale	12/17/25	(73,130)
CHF	1,073,239	USD	1,361,037	UBS AG	12/17/25	(20,627)
DKK	8,537,200	USD	1,356,192	Morgan Stanley & Co. International PLC	12/17/25	(34,718)
EUR	543,248	USD	642,097	Barclays Bank PLC	12/17/25	(14,394)
EUR	724,817	USD	845,998	Barclays Bank PLC	12/17/25	(8,499)
EUR	2,219,559	USD	2,600,236	HSBC Bank PLC	12/17/25	(35,619)
EUR	4,498,436	USD	5,240,328	JPMorgan Chase Bank N.A.	12/17/25	(42,555)
EUR	1,682,269	USD	1,962,501	UBS AG	12/17/25	(18,703)
EUR	1,986,948	USD	2,339,275	UBS AG	12/17/25	(43,432)
GBP	385,039	USD	521,389	Morgan Stanley & Co. International PLC	12/17/25	(15,537)
GBP	874,322	USD	1,194,709	Morgan Stanley & Co. International PLC	12/17/25	(46,049)
GBP	780,961	USD	1,040,347	Royal Bank of Canada	12/17/25	(14,342)
GBP	1,229,300	USD	1,655,678	Royal Bank of Canada	12/17/25	(40,659)
HKD	18,692,632	USD	2,407,193	Barclays Bank PLC	12/17/25	(10)
HKD	25,656,100	USD	3,304,389	Goldman Sachs International	12/17/25	(470)
HKD	1,001,292	USD	128,999	HSBC Bank PLC	12/17/25	(55)
HKD	3,718,671	USD	479,039	HSBC Bank PLC	12/17/25	(160)
IDR	52,446,952,000	USD	3,177,608	BNP Paribas SA	12/17/25	(26,316)
INR	137,651,809	USD	1,563,658	BNP Paribas SA	12/17/25	(16,696)
INR	415,424,300	USD	4,687,386	Goldman Sachs International	12/17/25	(18,755)
INR	182,845,090	USD	2,074,240	HSBC Bank PLC	12/17/25	(19,386)
INR	3,198,311,447	USD	36,129,315	Societe Generale	12/17/25	(185,974)
JPY	43,655,111	USD	293,731	Barclays Bank PLC	12/17/25	(9,237)
JPY	137,884,819	USD	908,226	Barclays Bank PLC	12/17/25	(9,652)
JPY	3,001,417,031	USD	20,546,099	Canadian Imperial Bank of Commerce	12/17/25	(986,346)
JPY	391,301,044	USD	2,670,838	Morgan Stanley & Co. International PLC	12/17/25	(120,792)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Disciplined Volatility Equity Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	331,590,260	USD	2,191,725	Natwest Markets PLC	12/17/25	$ (30,805)
JPY	436,350,976	USD	2,870,330	UBS AG	12/17/25	(26,701)
JPY	895,617,167	USD	6,150,587	UBS AG	12/17/25	(313,994)
KRW	6,546,576,700	USD	4,733,824	Citibank N.A.	12/17/25	(144,512)
KRW	6,842,522,200	USD	4,929,203	HSBC Bank PLC	12/17/25	(132,426)
NOK	12,629,800	USD	1,270,580	Barclays Bank PLC	12/17/25	(23,781)
NOK	2,359,566	USD	235,423	JPMorgan Chase Bank N.A.	12/17/25	(2,490)
NOK	618,132	USD	62,567	Natwest Markets PLC	12/17/25	(1,546)
NZD	1,546,100	USD	922,192	Barclays Bank PLC	12/17/25	(35,818)
PHP	80,451,300	USD	1,403,618	JPMorgan Chase Bank N.A.	12/17/25	(33,979)
PLN	4,514,100	USD	1,238,370	Barclays Bank PLC	12/17/25	(16,500)
SEK	17,855,800	USD	1,914,203	Goldman Sachs International	12/17/25	(29,839)
SGD	12,575,954	USD	9,876,546	Bank of America N.A.	12/17/25	(183,036)
SGD	2,362,000	USD	1,851,360	Morgan Stanley & Co. International PLC	12/17/25	(30,737)
SGD	1,671,500	USD	1,292,004	Royal Bank of Canada	12/17/25	(3,616)
THB	108,485,700	USD	3,438,947	Goldman Sachs International	12/17/25	(72,326)
TWD	670,233,415	USD	22,397,107	Barclays Bank PLC	12/17/25	(600,688)
TWD	31,996,553	USD	1,041,863	Citibank N.A.	12/17/25	(1,315)
TWD	96,635,800	USD	3,215,239	Citibank N.A.	12/17/25	(72,581)
TWD	54,071,500	USD	1,785,192	Societe Generale	12/17/25	(26,752)
USD	5,150,203	AUD	7,932,159	JPMorgan Chase Bank N.A.	12/17/25	(42,252)
USD	1,419,659	BRL	7,850,854	Barclays Bank PLC	12/17/25	(24,707)
USD	2,351,522	BRL	12,789,200	Barclays Bank PLC	12/17/25	(1,378)
USD	5,561,965	BRL	30,370,000	Morgan Stanley & Co. International PLC	12/17/25	(25,372)
USD	998,359	HKD	7,758,678	JPMorgan Chase Bank N.A.	12/17/25	(781)
USD	7,115,493	HKD	55,309,103	JPMorgan Chase Bank N.A.	12/17/25	(7,055)
USD	1,720,293	KRW	2,466,007,100	Goldman Sachs International	12/17/25	(8,439)
USD	3,232,579	ZAR	56,758,756	Goldman Sachs International	12/17/25	(31,513)
USD	1,171,333	ZAR	20,465,200	Morgan Stanley & Co. International PLC	12/17/25	(5,583)
ZAR	27,348,400	USD	1,580,219	Societe Generale	12/17/25	(7,462)
						(4,012,679)
						$ (436,588)
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Admiral Group PLC	Citibank N.A.	$ 439,933	02/26/26	0.25%	1D OBFR01	Monthly	$ (9,619)
Admiral Group PLC	JPMorgan Chase Bank N.A.	761,761	02/10/26	0.25%	1D OBFR01	Monthly	(23,847)
Adyen NV	Citibank N.A.	1,335,887	02/26/26	0.15%	1D OBFR01	Monthly	(14,791)
Adyen NV	JPMorgan Chase Bank N.A.	5,911,845	02/10/26	0.26%	1D OBFR01	Monthly	(92,853)
Alimentation Couche-Tard, Inc.	Citibank N.A.	1,507,785	02/24/28	0.20%	1D OBFR01	Monthly	(56,774)
Alimentation Couche-Tard, Inc.	JPMorgan Chase Bank N.A.	2,777,857	02/10/26	0.20%	1D OBFR01	Monthly	(69,567)
Argenx SE	JPMorgan Chase Bank N.A.	580,579	02/10/26	0.28%	1D OBFR01	Monthly	14,447
ASML Holding NV	Citibank N.A.	5,338,513	02/26/26	0.26%	1D OBFR01	Monthly	248,310
Baloise Holding AG	Citibank N.A.	184,679	02/26/26	0.26%	1D OBFR01	Monthly	87
Banco Bradesco SA	Citibank N.A.	3,303,974	02/24/28	0.30%	1D OBFR01	Monthly	76,522
Banco Bradesco SA	JPMorgan Chase Bank N.A.	5,049,150	02/10/26	0.40%	1D OBFR01	Monthly	315,002
Banco BTG Pactual SA	JPMorgan Chase Bank N.A.	145,593	02/10/26	0.40%	1D OBFR01	Monthly	3,327
Bankinter SA	Citibank N.A.	2,794,296	02/26/26	0.26%	1D OBFR01	Monthly	(75,975)
Bayer AG	JPMorgan Chase Bank N.A.	652,400	02/10/26	0.31%	1D OBFR01	Monthly	(15,566)
BB Seguridade Participacoes SA	Citibank N.A.	154,785	02/24/28	0.30%	1D OBFR01	Monthly	3,983
BB Seguridade Participacoes SA	JPMorgan Chase Bank N.A.	600,549	02/10/26	0.40%	1D OBFR01	Monthly	12,231
BHP Group Ltd.	Citibank N.A.	1,129,662	02/25/26	0.30%	1D OBFR01	Monthly	8,442
BHP Group Ltd.	JPMorgan Chase Bank N.A.	638,005	02/10/26	0.25%	1D OBFR01	Monthly	17,427
British American Tobacco PLC	Citibank N.A.	2,185,306	02/26/26	0.25%	1D OBFR01	Monthly	15,372
Carrefour SA	Citibank N.A.	255,413	02/26/26	0.26%	1D OBFR01	Monthly	(9,559)
CD Projekt SA	Citibank N.A.	1,902,303	02/26/26	0.50%	1D OBFR01	Monthly	(80,112)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Disciplined Volatility Equity Active ETF

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
CD Projekt SA	JPMorgan Chase Bank N.A.	$ 68,285	02/10/26	0.55%	1D OBFR01	Monthly	$ (6,654)
Celestica, Inc.	JPMorgan Chase Bank N.A.	1,120,868	02/10/26	0.20%	1D OBFR01	Monthly	20,076
CGI, Inc.	Citibank N.A.	2,072,055	02/24/28	0.20%	1D OBFR01	Monthly	(4,115)
CGI, Inc.	JPMorgan Chase Bank N.A.	966,668	02/10/26	0.20%	1D OBFR01	Monthly	(42,787)
Coles Group Ltd.	Citibank N.A.	2,279,264	02/25/26	0.30%	1D OBFR01	Monthly	(64,263)
Coles Group Ltd.	JPMorgan Chase Bank N.A.	2,087,827	02/10/26	0.55%	1D OBFR01	Monthly	(106,745)
Coloplast A/S	Citibank N.A.	4,761,608	02/26/26	0.26%	1D OBFR01	Monthly	(162,781)
Coloplast A/S	JPMorgan Chase Bank N.A.	3,546,628	02/10/26	0.31%	1D OBFR01	Monthly	3,225
D Ieteren Group	Citibank N.A.	892,690	02/26/26	0.26%	1D OBFR01	Monthly	(13,851)
D Ieteren Group	JPMorgan Chase Bank N.A.	975,209	02/10/26	0.42%	1D OBFR01	Monthly	(9,784)
Deutsche Telekom AG	Citibank N.A.	4,913,229	02/26/26	0.26%	1D OBFR01	Monthly	(548,703)
Deutsche Telekom AG	JPMorgan Chase Bank N.A.	8,950,420	02/10/26	0.40%	1D OBFR01	Monthly	(794,223)
E.ON SE	Citibank N.A.	7,879,092	02/26/26	0.26%	1D OBFR01	Monthly	(41,361)
Elia Group SA/NV, Class B	Citibank N.A.	1,171,935	02/26/26	0.26%	1D OBFR01	Monthly	(41,379)
Elisa OYJ	Citibank N.A.	6,190,852	02/26/26	0.26%	1D OBFR01	Monthly	(851,417)
Elisa OYJ	JPMorgan Chase Bank N.A.	2,262,743	02/10/26	0.26%	1D OBFR01	Monthly	(262,141)
Emera, Inc.	Citibank N.A.	3,325,863	02/24/28	0.20%	1D OBFR01	Monthly	(128,427)
Emera, Inc.	JPMorgan Chase Bank N.A.	1,873,339	02/10/26	0.29%	1D OBFR01	Monthly	(18,917)
Empire Co., Ltd.	Citibank N.A.	753,999	02/24/28	0.20%	1D OBFR01	Monthly	(16,122)
Empire Co., Ltd.	JPMorgan Chase Bank N.A.	620,616	02/10/26	0.20%	1D OBFR01	Monthly	(16,256)
Engie SA	Citibank N.A.	2,284,859	02/26/26	0.26%	1D OBFR01	Monthly	70,507
EXOR NV	Citibank N.A.	2,121,141	02/26/26	0.26%	1D OBFR01	Monthly	(23,450)
FirstService Corp.	Citibank N.A.	1,938,459	02/24/28	0.20%	1D OBFR01	Monthly	(265,621)
FirstService Corp.	JPMorgan Chase Bank N.A.	36,483	02/10/26	0.40%	1D OBFR01	Monthly	(5,124)
Fomento Economico Mexicano SAB de CV	Citibank N.A.	836,420	02/24/28	0.50%	1D OBFR01	Monthly	(16,716)
Fomento Economico Mexicano SAB de CV	JPMorgan Chase Bank N.A.	164,668	02/10/26	0.50%	1D OBFR01	Monthly	(3,327)
Fortis Inc/Canada	Citibank N.A.	571,774	02/24/28	0.20%	1D OBFR01	Monthly	(19,858)
Fortis Inc/Canada	JPMorgan Chase Bank N.A.	693,525	02/10/26	0.27%	1D OBFR01	Monthly	(2,876)
Fresenius Medical Care AG	Citibank N.A.	348,565	02/26/26	0.05%	1D OBFR01	Monthly	(6,900)
Fresenius Medical Care AG	JPMorgan Chase Bank N.A.	510,851	02/10/26	0.40%	1D OBFR01	Monthly	(6,782)
Fresnillo PLC	Citibank N.A.	271,655	02/26/26	0.25%	1D OBFR01	Monthly	14,314
Galderma Group AG	Citibank N.A.	2,861,813	02/26/26	0.26%	1D OBFR01	Monthly	69,465
Galderma Group AG	JPMorgan Chase Bank N.A.	968,580	02/10/26	0.37%	1D OBFR01	Monthly	41,136
Gildan Activewear, Inc.	Citibank N.A.	148,116	02/24/28	0.20%	1D OBFR01	Monthly	(6,177)
Grupo Financiero Banorte SAB de CV	Citibank N.A.	642,286	02/24/28	0.50%	1D OBFR01	Monthly	1,719
Harmony Gold Mining Co. Ltd.	Citibank N.A.	3,831,498	02/26/26	0.55%	1D OBFR01	Monthly	(152,728)
Harmony Gold Mining Co. Ltd.	JPMorgan Chase Bank N.A.	1,180,880	02/10/26	0.40%	1D OBFR01	Monthly	(124,813)
Hydro One Ltd.	Citibank N.A.	349,123	02/24/28	0.20%	1D OBFR01	Monthly	(10,612)
J Sainsbury PLC	Citibank N.A.	1,872,044	02/26/26	0.25%	1D OBFR01	Monthly	(37,074)
Kinross Gold Corp.	Citibank N.A.	5,183,327	02/24/28	0.20%	1D OBFR01	Monthly	(62,065)
Kinross Gold Corp.	JPMorgan Chase Bank N.A.	1,182,368	02/10/26	0.20%	1D OBFR01	Monthly	(95,609)
Leonardo SpA	Citibank N.A.	2,809,132	02/26/26	0.26%	1D OBFR01	Monthly	(40,549)
Leonardo SpA	JPMorgan Chase Bank N.A.	1,127,569	02/10/26	0.45%	1D OBFR01	Monthly	(15,594)
LVMH Moet Hennessy Louis Vuitton SE	Citibank N.A.	1,581,129	02/26/26	0.26%	1D OBFR01	Monthly	(36,721)
LVMH Moet Hennessy Louis Vuitton SE	JPMorgan Chase Bank N.A.	2,297,958	02/10/26	0.26%	1D OBFR01	Monthly	130,685
Novartis AG	Citibank N.A.	1,586,903	02/26/26	0.26%	1D OBFR01	Monthly	(96,689)
Novartis AG	JPMorgan Chase Bank N.A.	17,669,249	02/10/26	0.26%	1D OBFR01	Monthly	(1,231,473)
Orange SA	Citibank N.A.	4,469,597	02/26/26	0.26%	1D OBFR01	Monthly	(93,295)
Partners Group Holding AG	Citibank N.A.	6,809,615	02/26/26	0.26%	1D OBFR01	Monthly	(80,346)
Partners Group Holding AG	JPMorgan Chase Bank N.A.	330,794	02/10/26	0.26%	1D OBFR01	Monthly	(18,517)
Powszechny Zaklad Ubezpieczen SA	JPMorgan Chase Bank N.A.	1,404,445	02/10/26	0.50%	1D OBFR01	Monthly	59,971
Renault SA	JPMorgan Chase Bank N.A.	143,884	02/10/26	0.00%	1D OBFR01	Monthly	2,110
Rio Tinto Ltd.	Citibank N.A.	567,265	02/25/26	0.30%	1D OBFR01	Monthly	13,516
Rio Tinto Ltd.	JPMorgan Chase Bank N.A.	3,029,292	02/10/26	0.25%	1D OBFR01	Monthly	99,231
Rolls-Royce Holdings PLC	Citibank N.A.	8,229,282	02/26/26	0.25%	1D OBFR01	Monthly	341,692
Sanofi SA	JPMorgan Chase Bank N.A.	1,383,503	02/10/26	0.40%	1D OBFR01	Monthly	40,262
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Disciplined Volatility Equity Active ETF

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Scout24 SE	Citibank N.A.	$ 564,978	02/26/26	0.26%	1D OBFR01	Monthly	$ (16,005)
Scout24 SE	JPMorgan Chase Bank N.A.	1,259,821	02/10/26	0.39%	1D OBFR01	Monthly	(58,950)
Siemens Healthineers AG	Citibank N.A.	211,118	02/26/26	0.26%	1D OBFR01	Monthly	(4,574)
Sodexo SA	JPMorgan Chase Bank N.A.	317,669	02/10/26	0.26%	1D OBFR01	Monthly	(36,332)
Sun Life Financial, Inc.	Citibank N.A.	4,754,258	02/24/28	0.20%	1D OBFR01	Monthly	(51,092)
Sun Life Financial, Inc.	JPMorgan Chase Bank N.A.	5,129,679	02/10/26	0.23%	1D OBFR01	Monthly	(94,713)
Symrise AG, Class A	Citibank N.A.	2,215,891	02/26/26	0.26%	1D OBFR01	Monthly	(261,714)
Symrise AG, Class A	JPMorgan Chase Bank N.A.	333,339	02/10/26	0.40%	1D OBFR01	Monthly	(24,706)
Tele2 AB	Citibank N.A.	173,308	02/26/26	0.00%	1D OBFR01	Monthly	(1,201)
Tele2 AB	JPMorgan Chase Bank N.A.	1,348,453	02/10/26	0.25%	1D OBFR01	Monthly	(49,545)
Telefonaktiebolaget LM Ericsson, Class B	Citibank N.A.	2,078,385	02/26/26	0.26%	1D OBFR01	Monthly	17,932
Telefonaktiebolaget LM Ericsson, Class B	JPMorgan Chase Bank N.A.	3,731,217	02/10/26	0.23%	1D OBFR01	Monthly	243,677
Telefonica Brasil SA	JPMorgan Chase Bank N.A.	161,383	02/10/26	0.40%	1D OBFR01	Monthly	(2,760)
Telenor ASA	Citibank N.A.	5,970,044	02/26/26	0.26%	1D OBFR01	Monthly	(508,592)
Telenor ASA	JPMorgan Chase Bank N.A.	782,519	02/10/26	0.26%	1D OBFR01	Monthly	(73,935)
Telia Co. AB	Citibank N.A.	669,521	02/26/26	0.26%	1D OBFR01	Monthly	36,465
Transurban Group	Citibank N.A.	7,015,817	02/25/26	0.30%	1D OBFR01	Monthly	(188,365)
Transurban Group	JPMorgan Chase Bank N.A.	2,190,439	02/10/26	0.25%	1D OBFR01	Monthly	34,222
Valterra Platinum, Ltd.	Citibank N.A.	2,232,307	02/26/26	0.55%	1D OBFR01	Monthly	92,976
Valterra Platinum, Ltd.	JPMorgan Chase Bank N.A.	373,755	02/10/26	0.40%	1D OBFR01	Monthly	(55,293)
WiseTech Global Ltd.	JPMorgan Chase Bank N.A.	2,067,811	02/10/26	0.00%	1D OBFR01	Monthly	(69,613)
Wolters Kluwer NV	Citibank N.A.	3,961,460	02/26/26	0.26%	1D OBFR01	Monthly	(226,769)
Wolters Kluwer NV	JPMorgan Chase Bank N.A.	1,412,112	02/10/26	0.26%	1D OBFR01	Monthly	(68,329)
Woolworths Group Ltd.	Citibank N.A.	1,498,799	02/25/26	0.30%	1D OBFR01	Monthly	86,621
Woolworths Group Ltd.	JPMorgan Chase Bank N.A.	738,515	02/10/26	0.44%	1D OBFR01	Monthly	55,700
Zurich Insurance Group AG	Citibank N.A.	225,265	02/26/26	0.26%	1D OBFR01	Monthly	(4,800)
Zurich Insurance Group AG	JPMorgan Chase Bank N.A.	879,242	02/10/26	0.26%	1D OBFR01	Monthly	(34,940)
Total long positions of equity swaps							(5,673,081)
Short Contracts(b)
Affirm Holdings, Inc.	Citibank N.A.	(1,466,540)	02/24/28	0.00%	1D OBFR01	Monthly	10,324
Alexandria Real Estate Equities, Inc.	Citibank N.A.	(601,084)	02/24/28	0.00%	1D OBFR01	Monthly	151,102
Alfa SAB de CV	Citibank N.A.	(3,111,181)	02/24/28	0.00%	1D OBFR01	Monthly	153,004
Alfa SAB de CV	JPMorgan Chase Bank N.A.	(1,313,456)	02/10/26	(0.50)%	1D OBFR01	Monthly	80,501
Alibaba Health Information Technology Ltd.	Citibank N.A.	(276,443)	02/25/26	(3.50)%	1D OBFR01	Monthly	9,415
Align Technology, Inc.	JPMorgan Chase Bank N.A.	(178,074)	02/10/26	(0.15)%	1D OBFR01	Monthly	(6,409)
Alstom SA	JPMorgan Chase Bank N.A.	(1,089,903)	02/10/26	(0.26)%	1D OBFR01	Monthly	56,690
Amrize, Ltd.	Citibank N.A.	(3,252,840)	02/26/26	0.00%	1D OBFR01	Monthly	(205,960)
Amrize, Ltd.	JPMorgan Chase Bank N.A.	(5,138,559)	02/10/26	(0.26)%	1D OBFR01	Monthly	(323,739)
Ares Management Corp., Class A	Citibank N.A.	(465,760)	02/24/28	0.00%	1D OBFR01	Monthly	4,313
Axon Enterprise, Inc.	Citibank N.A.	(3,190,661)	02/24/28	0.00%	1D OBFR01	Monthly	(141,718)
Baidu, Inc.	Citibank N.A.	(2,511,698)	02/25/26	0.00%	1D OBFR01	Monthly	(53,892)
Barratt Developments PLC	Citibank N.A.	(1,587,062)	02/26/26	0.00%	1D OBFR01	Monthly	138,336
Barratt Developments PLC	JPMorgan Chase Bank N.A.	(1,404,027)	02/10/26	(0.25)%	1D OBFR01	Monthly	74,545
Barry Callebaut AG	Citibank N.A.	(2,835,086)	02/26/26	(2.50)%	1D OBFR01	Monthly	427,412
Barry Callebaut AG	JPMorgan Chase Bank N.A.	(5,722,751)	02/10/26	(0.57)%	1D OBFR01	Monthly	640,895
Baxter International, Inc.	Citibank N.A.	(3,144,735)	02/24/28	0.00%	1D OBFR01	Monthly	611,667
Baxter International, Inc.	JPMorgan Chase Bank N.A.	(2,876,624)	02/10/26	(0.15)%	1D OBFR01	Monthly	541,185
Beijing Enterprises Water Group Ltd.	Citibank N.A.	(1,563,385)	02/25/26	0.00%	1D OBFR01	Monthly	7,846
Beijing Enterprises Water Group Ltd.	JPMorgan Chase Bank N.A.	(621,228)	02/10/26	(0.30)%	1D OBFR01	Monthly	(34,448)
Block, Inc.	Citibank N.A.	(9,467,831)	02/24/28	0.00%	1D OBFR01	Monthly	(2,494)
Block, Inc.	JPMorgan Chase Bank N.A.	(421,123)	02/10/26	(0.15)%	1D OBFR01	Monthly	26,843
BlueScope Steel Ltd.	JPMorgan Chase Bank N.A.	(739,236)	02/10/26	(0.25)%	1D OBFR01	Monthly	(38,639)
Boston Properties, Inc.	Citibank N.A.	(471,042)	02/24/28	0.00%	1D OBFR01	Monthly	12,934
Boston Properties, Inc.	JPMorgan Chase Bank N.A.	(8,687,804)	02/10/26	(0.15)%	1D OBFR01	Monthly	47,972
Brookfield Asset Management Ltd.	Citibank N.A.	(920,193)	02/24/28	0.00%	1D OBFR01	Monthly	(2,278)
Brookfield Asset Management Ltd.	JPMorgan Chase Bank N.A.	(979,542)	02/10/26	(0.25)%	1D OBFR01	Monthly	72,543
Builders FirstSource, Inc.	Citibank N.A.	(2,688,064)	02/24/28	0.00%	1D OBFR01	Monthly	125,121

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Disciplined Volatility Equity Active ETF

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Builders FirstSource, Inc.	JPMorgan Chase Bank N.A.	$ (1,162,112)	02/10/26	(0.15)%	1D OBFR01	Monthly	$ 108,450
C&D International Investment Group Ltd.	Citibank N.A.	(734,287)	02/25/26	(0.66)%	1D OBFR01	Monthly	51,767
C&D International Investment Group Ltd.	JPMorgan Chase Bank N.A.	(3,496,515)	02/10/26	(0.32)%	1D OBFR01	Monthly	229,860
Carvana Co., Class A	Citibank N.A.	(969,199)	02/24/28	0.00%	1D OBFR01	Monthly	60,308
CCC SA	Citibank N.A.	(2,725,586)	02/26/26	(0.74)%	1D OBFR01	Monthly	(123,924)
Cheng Shin Rubber Industry Co., Ltd.	JPMorgan Chase Bank N.A.	(255,391)	02/10/26	(0.88)%	1D OBFR01	Monthly	12,807
Chesapeake Energy Corp.	Citibank N.A.	(5,909,831)	02/24/28	0.12%	1D OBFR01	Monthly	61,142
Chesapeake Energy Corp.	JPMorgan Chase Bank N.A.	(760,977)	02/10/26	(0.15)%	1D OBFR01	Monthly	37,601
Cloudflare, Inc.	Citibank N.A.	(137,607)	02/24/28	0.00%	1D OBFR01	Monthly	(27,798)
Cloudflare, Inc.	JPMorgan Chase Bank N.A.	(1,149,280)	02/10/26	(0.15)%	1D OBFR01	Monthly	(173,959)
Davide Campari-Milano NV	Citibank N.A.	(496,328)	02/26/26	(0.25)%	1D OBFR01	Monthly	(6,514)
Davide Campari-Milano NV	JPMorgan Chase Bank N.A.	(168,701)	02/10/26	(0.26)%	1D OBFR01	Monthly	(10,874)
Delivery Hero SE, Class A	Citibank N.A.	(2,475,486)	02/26/26	0.00%	1D OBFR01	Monthly	136,449
Delivery Hero SE, Class A	JPMorgan Chase Bank N.A.	(1,533,559)	02/10/26	(0.26)%	1D OBFR01	Monthly	94,435
Dow, Inc.	Citibank N.A.	(1,458,207)	02/24/28	0.00%	1D OBFR01	Monthly	(115,011)
Dow, Inc.	JPMorgan Chase Bank N.A.	(1,190,062)	02/10/26	(0.15)%	1D OBFR01	Monthly	(73,320)
Dr Ing hc F Porsche AG	Citibank N.A.	(224,179)	02/26/26	0.00%	1D OBFR01	Monthly	8,041
Entegris, Inc.	Citibank N.A.	(316,164)	02/24/28	0.00%	1D OBFR01	Monthly	(9,826)
Estee Lauder Cos, Inc., Class A	Citibank N.A.	(607,166)	02/24/28	0.00%	1D OBFR01	Monthly	11,943
First Solar, Inc.	Citibank N.A.	(718,549)	02/24/28	0.00%	1D OBFR01	Monthly	(140,197)
Formosa Chemicals & Fibre Corp.	Citibank N.A.	(835,367)	02/25/26	(0.75)%	1D OBFR01	Monthly	31,061
Gcl Technology Holdings Ltd.	Citibank N.A.	(681,230)	02/25/26	(2.50)%	1D OBFR01	Monthly	(53,145)
Grifols SA	JPMorgan Chase Bank N.A.	(161,791)	02/10/26	(0.26)%	1D OBFR01	Monthly	15,419
Hensoldt AG	Citibank N.A.	(805,124)	02/26/26	0.00%	1D OBFR01	Monthly	19,606
Hensoldt AG	JPMorgan Chase Bank N.A.	(762,636)	02/10/26	(0.26)%	1D OBFR01	Monthly	48,325
Holmen AB	Citibank N.A.	(1,059,925)	02/26/26	0.00%	1D OBFR01	Monthly	(8,889)
Holmen AB	JPMorgan Chase Bank N.A.	(133,903)	02/10/26	(0.26)%	1D OBFR01	Monthly	(3,600)
Horizon Robotics	JPMorgan Chase Bank N.A.	(56,786)	02/10/26	0.00%	1D OBFR01	Monthly	1,746
Hyatt Hotels Corp., Class A	Citibank N.A.	(2,149,552)	02/24/28	0.00%	1D OBFR01	Monthly	206,712
IHI Corp.	Citibank N.A.	(548,256)	02/26/26	0.00%	1D OBFR01	Monthly	(16,965)
IMCD NV	Citibank N.A.	(3,325,784)	02/26/26	0.00%	1D OBFR01	Monthly	193,655
IMCD NV	JPMorgan Chase Bank N.A.	(1,783,543)	02/10/26	(0.26)%	1D OBFR01	Monthly	27,640
Inpost SA	Citibank N.A.	(1,137,052)	02/26/26	0.00%	1D OBFR01	Monthly	(21,167)
Inpost SA	JPMorgan Chase Bank N.A.	(596,123)	02/10/26	(0.26)%	1D OBFR01	Monthly	(20,877)
International Paper Co.	Citibank N.A.	(5,072,966)	02/24/28	0.00%	1D OBFR01	Monthly	984,970
International Paper Co.	JPMorgan Chase Bank N.A.	(4,919,410)	02/10/26	(0.15)%	1D OBFR01	Monthly	845,557
Ivanhoe Mines Ltd.	JPMorgan Chase Bank N.A.	(5,371,937)	02/10/26	(0.25)%	1D OBFR01	Monthly	689,535
J&T Global Express Ltd.	JPMorgan Chase Bank N.A.	(206,151)	02/10/26	(1.50)%	1D OBFR01	Monthly	(9,414)
JD Sports Fashion PLC	Citibank N.A.	(2,156,057)	02/26/26	0.00%	1D OBFR01	Monthly	180,809
JD Sports Fashion PLC	JPMorgan Chase Bank N.A.	(448,527)	02/10/26	(0.46)%	1D OBFR01	Monthly	43,446
Kawasaki Heavy Industries Ltd.	Citibank N.A.	(3,136,832)	02/26/26	0.00%	1D OBFR01	Monthly	(442,592)
Kawasaki Heavy Industries Ltd.	JPMorgan Chase Bank N.A.	(252,489)	02/10/26	(0.15)%	1D OBFR01	Monthly	(51,802)
Kering SA	Citibank N.A.	(7,274,708)	02/26/26	0.00%	1D OBFR01	Monthly	262,925
Kering SA	JPMorgan Chase Bank N.A.	(2,743,719)	02/10/26	(0.26)%	1D OBFR01	Monthly	80,342
Kingdee International Software Group Co., Ltd.	Citibank N.A.	(3,940,850)	02/25/26	0.00%	1D OBFR01	Monthly	22,290
Kingdee International Software Group Co., Ltd.	JPMorgan Chase Bank N.A.	(153,885)	02/10/26	(0.30)%	1D OBFR01	Monthly	21,820
KKR & Co., Inc.	Citibank N.A.	(5,326,400)	02/24/28	0.00%	1D OBFR01	Monthly	205,196
KKR & Co., Inc.	JPMorgan Chase Bank N.A.	(963,165)	02/10/26	(0.15)%	1D OBFR01	Monthly	49,421
Klabin SA	Citibank N.A.	(299,194)	02/24/28	(0.34)%	1D OBFR01	Monthly	(8,015)
Li Auto, Inc.	Citibank N.A.	(4,886,837)	02/25/26	0.00%	1D OBFR01	Monthly	297,059
Li Auto, Inc.	JPMorgan Chase Bank N.A.	(1,369,431)	02/10/26	(0.30)%	1D OBFR01	Monthly	211,350
M3, Inc.	Citibank N.A.	(3,056,372)	02/26/26	0.00%	1D OBFR01	Monthly	153,897
M3, Inc.	JPMorgan Chase Bank N.A.	(1,278,722)	02/10/26	(0.25)%	1D OBFR01	Monthly	48,218
Meitu, Inc.	JPMorgan Chase Bank N.A.	(5,111)	02/10/26	(1.00)%	1D OBFR01	Monthly	(442)
MMG, Ltd.	Citibank N.A.	(4,247,918)	02/25/26	0.00%	1D OBFR01	Monthly	(150,296)
Molina Healthcare, Inc.	Citibank N.A.	(1,831,966)	02/24/28	0.00%	1D OBFR01	Monthly	89,684
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Disciplined Volatility Equity Active ETF

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Neste OYJ	JPMorgan Chase Bank N.A.	$ (1,398,727)	02/10/26	(0.26)%	1D OBFR01	Monthly	$ (152,256)
Nexi SpA	JPMorgan Chase Bank N.A.	(190,675)	02/10/26	(0.26)%	1D OBFR01	Monthly	6,228
Nibe Industrier AB	Citibank N.A.	(2,126,328)	02/26/26	0.00%	1D OBFR01	Monthly	41,520
Nibe Industrier AB	JPMorgan Chase Bank N.A.	(1,820,287)	02/10/26	(0.26)%	1D OBFR01	Monthly	(31,696)
NIO, Inc., Class A	Citibank N.A.	(6,540,117)	02/25/26	(2.50)%	1D OBFR01	Monthly	(195,695)
NIO, Inc., Class A	JPMorgan Chase Bank N.A.	(1,448,396)	02/10/26	(1.05)%	1D OBFR01	Monthly	92,239
Northern Star Resources Ltd.	JPMorgan Chase Bank N.A.	(5,116,621)	02/10/26	(0.25)%	1D OBFR01	Monthly	52,924
Occidental Petroleum Corp.	Citibank N.A.	(236,108)	02/24/28	0.00%	1D OBFR01	Monthly	2,999
Occidental Petroleum Corp.	JPMorgan Chase Bank N.A.	(704,471)	02/10/26	(0.15)%	1D OBFR01	Monthly	60,061
Open Text Corp.	Citibank N.A.	(174,281)	02/24/28	0.00%	1D OBFR01	Monthly	3,477
Pure Storage, Inc.	Citibank N.A.	(758,010)	02/24/28	0.00%	1D OBFR01	Monthly	(11,751)
Pure Storage, Inc.	JPMorgan Chase Bank N.A.	(1,886,363)	02/10/26	(0.15)%	1D OBFR01	Monthly	(172,223)
Quanta Services, Inc.	Citibank N.A.	(777,840)	02/24/28	0.00%	1D OBFR01	Monthly	(69,668)
Restaurant Brands International, Inc.	Citibank N.A.	(4,271,802)	02/24/28	0.00%	1D OBFR01	Monthly	123,233
Rheinmetall AG	Citibank N.A.	(2,280,569)	02/26/26	0.00%	1D OBFR01	Monthly	74,960
Rheinmetall AG	JPMorgan Chase Bank N.A.	(445,105)	02/10/26	(0.20)%	1D OBFR01	Monthly	20,496
Rivian Automotive, Inc.	Citibank N.A.	(1,726,354)	02/24/28	0.00%	1D OBFR01	Monthly	(32,969)
Rivian Automotive, Inc.	JPMorgan Chase Bank N.A.	(2,468,204)	02/10/26	(0.15)%	1D OBFR01	Monthly	(82,712)
Robinhood Markets, Inc.	Citibank N.A.	(201,080)	02/24/28	0.00%	1D OBFR01	Monthly	(2,210)
Ryohin Keikaku Co., Ltd.	Citibank N.A.	(208,812)	02/26/26	0.00%	1D OBFR01	Monthly	1,123
Sasol Ltd.	JPMorgan Chase Bank N.A.	(4,719,668)	02/10/26	(0.40)%	1D OBFR01	Monthly	(205,603)
SBI Holdings, Inc.	JPMorgan Chase Bank N.A.	(223,045)	02/10/26	(0.15)%	1D OBFR01	Monthly	(9,328)
Sembcorp Industries Ltd.	Citibank N.A.	(1,651,791)	02/25/26	(0.19)%	1D OBFR01	Monthly	(16,721)
Sembcorp Industries Ltd.	JPMorgan Chase Bank N.A.	(1,466,395)	02/10/26	(0.30)%	1D OBFR01	Monthly	(13,720)
SGH Ltd.	JPMorgan Chase Bank N.A.	(7,715,716)	02/10/26	(0.25)%	1D OBFR01	Monthly	297,401
Shandong Weigao Group Medical Polymer Co., Ltd.	Citibank N.A.	(257,946)	02/25/26	0.00%	1D OBFR01	Monthly	8,750
Shiseido Co. Ltd.	Citibank N.A.	(2,908,763)	02/26/26	0.00%	1D OBFR01	Monthly	195,218
Shopify, Inc., Class A	Citibank N.A.	(2,897,915)	02/24/28	0.00%	1D OBFR01	Monthly	(214,167)
Shopify, Inc., Class A	JPMorgan Chase Bank N.A.	(810,525)	02/10/26	(0.25)%	1D OBFR01	Monthly	(35,347)
Sigma Healthcare Ltd.	JPMorgan Chase Bank N.A.	(6,751,765)	02/10/26	(0.25)%	1D OBFR01	Monthly	(319,499)
Smurfit WestRock PLC	Citibank N.A.	(5,833,371)	02/24/28	0.00%	1D OBFR01	Monthly	784,893
Smurfit WestRock PLC	JPMorgan Chase Bank N.A.	(4,282,500)	02/10/26	(0.15)%	1D OBFR01	Monthly	631,001
Stora Enso OYJ	Citibank N.A.	(127,283)	02/26/26	(0.50)%	1D OBFR01	Monthly	(16,814)
Stora Enso OYJ	JPMorgan Chase Bank N.A.	(529,744)	02/10/26	(0.26)%	1D OBFR01	Monthly	(37,350)
Super Micro Computer, Inc.	Citibank N.A.	(2,578,012)	02/24/28	0.00%	1D OBFR01	Monthly	26,517
Super Micro Computer, Inc.	JPMorgan Chase Bank N.A.	(2,610,791)	02/10/26	(0.15)%	1D OBFR01	Monthly	298,986
Synopsys, Inc.	Citibank N.A.	(8,504,042)	02/24/28	0.00%	1D OBFR01	Monthly	8,985
Taishin Financial Holding Co., Ltd.	JPMorgan Chase Bank N.A.	(164,379)	02/10/26	(0.35)%	1D OBFR01	Monthly	(552)
Texas Pacific Land Corp.	Citibank N.A.	(1,380,457)	02/24/28	0.00%	1D OBFR01	Monthly	(26,122)
Texas Pacific Land Corp.	JPMorgan Chase Bank N.A.	(292,546)	02/10/26	(0.15)%	1D OBFR01	Monthly	2,929
Toast, Inc.	Citibank N.A.	(3,356,157)	02/24/28	0.00%	1D OBFR01	Monthly	173,488
Toast, Inc.	JPMorgan Chase Bank N.A.	(3,061,697)	02/10/26	(0.15)%	1D OBFR01	Monthly	46,718
Tokyo Metro Co., Ltd.	Citibank N.A.	(4,180,478)	02/26/26	(8.00)%	1D OBFR01	Monthly	87,062
Tokyo Metro Co., Ltd.	JPMorgan Chase Bank N.A.	(3,347,153)	02/10/26	(0.25)%	1D OBFR01	Monthly	96,808
U-Haul Holding Co.	Citibank N.A.	(3,975,770)	02/24/28	0.00%	1D OBFR01	Monthly	166,541
U-Haul Holding Co.	JPMorgan Chase Bank N.A.	(1,717,002)	02/10/26	(0.15)%	1D OBFR01	Monthly	67,033
Wise PLC, Class A	Citibank N.A.	(107,816)	02/26/26	0.00%	1D OBFR01	Monthly	4,905
Xinyi Solar Holdings Ltd.	Citibank N.A.	(4,002,031)	02/25/26	(1.25)%	1D OBFR01	Monthly	(175,552)
Xinyi Solar Holdings Ltd.	JPMorgan Chase Bank N.A.	(5,751)	02/10/26	(0.30)%	1D OBFR01	Monthly	222
Zeta Global Holdings Corp.	Citibank N.A.	(269,283)	02/26/26	0.00%	1D OBFR01	Monthly	13,992
Zeta Global Holdings Corp.	JPMorgan Chase Bank N.A.	(718,052)	02/10/26	(0.25)%	1D OBFR01	Monthly	51,805
Total short positions of equity swaps							8,078,489
Total long and short positions of equity swaps							2,405,408
Net dividends and financing fees							(848,628)
Total equity swap contracts including dividends and financing fees							$ 1,556,780

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

(b)
The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Disciplined Volatility Equity Active ETF

Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$ —	$ —	$ 14,369,300	$ (12,812,520)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	$ —	$ —	$ —	$ 3,576,091	$ —	$ —	$ 3,576,091
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	14,369,300	—	—	—	14,369,300
	$ —	$ —	$ 14,369,300	$ 3,576,091	$ —	$ —	$ 17,945,391
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 11,049	$ —	$ —	$ —	$ 11,049
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	4,012,679	—	—	4,012,679
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	—	12,812,520	—	—	—	12,812,520
	$ —	$ —	$ 12,823,569	$ 4,012,679	$ —	$ —	$ 16,836,248

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 317,369	$ —	$ —	$ —	$ 317,369
Forward foreign currency exchange contracts	—	—	—	(3,197,428)	—	—	(3,197,428)
Swaps	—	—	(50,717,125)	—	—	—	(50,717,125)
	$ —	$ —	$ (50,399,756)	$ (3,197,428)	$ —	$ —	$ (53,597,184)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (11,049)	$ —	$ —	$ —	$ (11,049)
Forward foreign currency exchange contracts	—	—	—	109,667	—	—	109,667
Swaps	—	—	8,244,281	—	—	—	8,244,281
	$ —	$ —	$ 8,233,232	$ 109,667	$ —	$ —	$ 8,342,899
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Disciplined Volatility Equity Active ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,718,500
Average notional value of contracts — short	— (a)
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	209,907,240
Average amounts sold — in USD	284,080,712
Equity swaps:
Average notional value — long	219,617,005
Average notional value — short	265,005,284

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 9,250	$ —
Forward foreign currency exchange contracts	3,576,091	4,012,679
Swaps — OTC(a)	14,369,300	12,812,520
Total derivative assets and liabilities in the Statements of Assets and Liabilities	17,954,641	16,825,199
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(9,250)	—
Total derivative assets and liabilities subject to an MNA	$ 17,945,391	$ 16,825,199

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Barclays Bank PLC	$ 22,016	$ (22,016)	$ —	$ —	$ —
BNP Paribas SA	7,319	(7,319)	—	—	—
Canadian Imperial Bank of Commerce	30,596	(30,596)	—	—	—
Citibank N.A.	7,821,301	(6,841,920)	—	—	979,381
Deutsche Bank AG	98,169	—	—	—	98,169
Goldman Sachs International	111,229	(111,229)	—	—	—
HSBC Bank PLC	352,142	(239,230)	—	—	112,912
JPMorgan Chase Bank N.A.	7,861,043	(5,475,837)	—	—	2,385,206
Morgan Stanley & Co. International PLC	1,063,291	(313,913)	—	—	749,378
Natwest Markets PLC	4,606	(4,606)	—	—	—
Royal Bank of Canada	309,141	(58,617)	—	—	250,524
Societe Generale	45,931	(45,931)	—	—	—
UBS AG	218,607	(218,607)	—	—	—
	$ 17,945,391	$ (13,369,821)	$ —	$ —	$ 4,575,570

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Bank of America N.A.	$ 183,036	$ —	$ —	$ —	$ 183,036
Barclays Bank PLC	765,271	(22,016)	—	—	743,255
BNP Paribas SA	43,012	(7,319)	—	—	35,693
Canadian Imperial Bank of Commerce	986,346	(30,596)	—	—	955,750
Citibank N.A.	6,841,920	(6,841,920)	—	—	—

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Disciplined Volatility Equity Active ETF

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Goldman Sachs International	$ 178,971	$ (111,229)	$ —	$ —	$ 67,742
HSBC Bank PLC	239,230	(239,230)	—	—	—
JPMorgan Chase Bank N.A.	5,475,837	(5,475,837)	—	—	—
Morgan Stanley & Co. International PLC	313,913	(313,913)	—	—	—
Natwest Markets PLC	42,888	(4,606)	—	—	38,282
Royal Bank of Canada	58,617	(58,617)	—	—	—
Societe Generale	306,312	(45,931)	—	—	260,381
UBS AG	541,218	(218,607)	—	—	322,611
	$ 15,976,571	$ (13,369,821)	$ —	$ —	$ 2,606,750

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ —	$ 790,481	$ —	$ 790,481
Belgium	—	388,799	—	388,799
Brazil	3,530,453	—	—	3,530,453
Canada	1,268,326	—	—	1,268,326
China	9,765,573	106,806,700	—	116,572,273
Finland	—	1,823,127	—	1,823,127
France	—	15,426,394	—	15,426,394
Germany	—	1,841,012	—	1,841,012
Hong Kong	2,960,521	8,751,219	—	11,711,740
Ireland	376,654	—	—	376,654
Israel	3,689,103	—	—	3,689,103
Italy	—	350,639	—	350,639
Japan	—	134,363,356	—	134,363,356
Netherlands	7,999,321	—	—	7,999,321
Saudi Arabia	—	4,425,387	—	4,425,387
South Africa	—	192,756	—	192,756
South Korea	—	6,139,049	—	6,139,049
Sweden	—	723,468	—	723,468
Switzerland	5,076,056	789,645	—	5,865,701
Taiwan	—	24,870,299	—	24,870,299
United Kingdom	—	1,878,329	—	1,878,329
United States	920,536,493	2,382,210	—	922,918,703
Investment Companies	40,996,045	—	—	40,996,045
Short-Term Securities
Money Market Funds	2,120,000	—	—	2,120,000
	$ 998,318,545	$ 311,942,870	$ —	$ 1,310,261,415
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Disciplined Volatility Equity Active ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ —	$ 14,369,300	$ —	$ 14,369,300
Foreign Currency Exchange Contracts	—	3,576,091	—	3,576,091
Liabilities
Equity Contracts	(11,049)	(12,812,520)	—	(12,823,569)
Foreign Currency Exchange Contracts	—	(4,012,679)	—	(4,012,679)
	$ (11,049)	$ 1,120,192	$ —	$ 1,109,143

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)
October 31, 2025
iShares Dynamic Equity Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Canada — 0.9%
Cameco Corp.	134,425	$ 13,739,579
Suncor Energy, Inc.	172,219	6,857,454
		20,597,033
Cayman Islands — 0.1%
Bullish(a)	23,250	1,175,752
China — 0.9%
BYD Co. Ltd., ADR	414,657	5,365,662
Tencent Holdings Ltd., ADR	190,473	15,498,788
		20,864,450
Denmark — 0.5%
DSV A/S, ADR	74,699	7,927,805
Novo Nordisk A/S, Class B, ADR	84,230	4,166,016
		12,093,821
France — 2.8%
Airbus SE, ADR	54,940	3,373,316
Cie de Saint-Gobain SA, ADR	542,731	10,539,836
EssilorLuxottica SA, ADR	112,674	20,683,893
Hermes International SCA, ADR	60,960	15,077,846
LVMH Moet Hennessy Louis Vuitton SE, ADR	32,383	4,579,280
Societe Generale SA, ADR	667,191	8,473,326
		62,727,497
Germany — 0.5%
adidas AG, ADR	5,697	540,759
Birkenstock Holding PLC(a)	15,292	610,304
SAP SE, ADR	33,768	8,780,018
		9,931,081
Italy — 2.0%
Intesa Sanpaolo SpA, ADR	634,793	24,598,229
Leonardo SpA, ADR	70,099	2,053,199
UniCredit SpA, ADR	471,053	17,367,724
		44,019,152
Netherlands — 1.5%
ASML Holding NV, ADR, Registered Shares(b)	17,386	18,415,773
ING Groep NV, ADR	606,813	15,127,848
		33,543,621
Spain — 0.1%
CaixaBank SA, ADR	322,657	1,122,846
Industria de Diseno Textil SA, ADR	45,498	627,873
		1,750,719
Taiwan — 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	47,269	14,201,026
United Arab Emirates — 0.0%
NMC Health PLC(a)(c)	504	—
United Kingdom — 2.8%
BAE Systems PLC, ADR	208,402	20,613,042
Compass Group PLC, ADR	382,643	12,833,846
National Grid PLC, ADR	202,828	15,262,807
RELX PLC, ADR	308,337	13,640,829
		62,350,524
United States — 71.1%
Abbott Laboratories	26,565	3,283,965
AbbVie, Inc.	25,079	5,468,225
Advanced Micro Devices, Inc.(a)	19,318	4,947,726
Air Products and Chemicals, Inc.	26,300	6,380,117
Alphabet, Inc., Class C	345,673	97,417,565
Amazon.com, Inc.(a)	321,323	78,473,503
Security	Shares	Value
United States (continued)
Apollo Global Management, Inc.	72,302	$ 8,987,862
Apple, Inc.	422,896	114,338,391
Arista Networks, Inc.(a)	17,569	2,770,456
Autodesk, Inc.(a)	40,319	12,149,727
AutoZone, Inc.(a)	162	595,258
Bank of America Corp.	634,792	33,929,632
Best Buy Co., Inc.	7,866	646,113
Boeing Co.(a)	102,047	20,513,488
Booking Holdings, Inc.	405	2,056,485
Boston Scientific Corp.(a)	200,671	20,211,583
Broadcom, Inc.	129,567	47,891,850
Burlington Stores, Inc.(a)	2,407	658,531
Capital One Financial Corp.	102,099	22,460,759
Chevron Corp.	90,813	14,323,026
Chipotle Mexican Grill, Inc.(a)	3	95
Circle Internet Group, Inc., Class A(a)	3,321	421,701
Cisco Systems, Inc.	285,153	20,847,536
Citigroup, Inc.	249,278	25,234,412
Coinbase Global, Inc., Class A(a)	5,325	1,830,628
Confluent, Inc., Class A(a)	452	10,563
Constellation Energy Corp.	2,890	1,089,530
Costco Wholesale Corp.	30,440	27,744,538
CRH PLC	115,268	13,728,419
D.R. Horton, Inc.	49,284	7,347,259
Delta Air Lines, Inc.	179,453	10,297,013
Dick’s Sporting Goods, Inc.	2,833	627,368
Edwards Lifesciences Corp.(a)	13,132	1,082,733
Eli Lilly & Co.	41,523	35,828,536
EQT Corp.	164,153	8,795,318
Fifth Third Bancorp	30,673	1,276,610
Figma, Inc., Class A(a)	14,643	729,807
Freeport-McMoRan, Inc.	262,267	10,936,534
General Electric Co.	37,088	11,458,338
Hilton Worldwide Holdings, Inc.	15,191	3,903,479
Home Depot, Inc.	58,098	22,053,420
Intel Corp.(a)	70,921	2,836,131
Intuit, Inc.	23,504	15,690,095
Intuitive Surgical, Inc.(a)	24,008	12,826,994
Johnson & Johnson	24,872	4,697,575
JPMorgan Chase & Co.	104,814	32,609,732
Lam Research Corp.	25,060	3,945,948
Live Nation Entertainment, Inc.(a)	62,672	9,371,344
Marsh & McLennan Cos., Inc.	66,073	11,770,905
Mastercard, Inc., Class A	36,833	20,331,448
McDonald’s Corp.	24,791	7,398,378
McKesson Corp.	23,171	18,799,559
Medtronic PLC	158,410	14,367,787
Merck & Co., Inc.	53,212	4,575,168
Meta Platforms, Inc., Class A	72,299	46,875,057
Micron Technology, Inc.	85,837	19,207,745
Microsoft Corp.	208,718	108,076,268
MongoDB, Inc., Class A(a)	23,560	8,477,359
Morgan Stanley	16,836	2,761,104
Netflix, Inc.(a)	12,071	13,505,759
NextEra Energy, Inc.	213,109	17,347,073
NVIDIA Corp.	598,504	121,191,075
Oracle Corp.	78,867	20,711,263
Palantir Technologies, Inc., Class A(a)	60,953	12,219,248
Pfizer, Inc.	81,757	2,015,310
Philip Morris International, Inc.	102,203	14,750,959
Progressive Corp.	77,837	16,034,422
Salesforce, Inc.	62,335	16,232,657
Sanofi SA, ADR	193,929	9,808,929
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Dynamic Equity Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
ServiceNow, Inc.(a)	9,775	$ 8,985,962
ServiceTitan, Inc., Class A(a)	60,766	5,733,880
Shell PLC, ADR	262,377	19,657,285
Starbucks Corp.	7,552	610,730
Stryker Corp.	60,042	21,389,362
Target Corp.	6,916	641,252
Tesla, Inc.(a)	81,831	37,360,761
Thermo Fisher Scientific, Inc.	12,720	7,217,201
TJX Cos., Inc.	137,312	19,242,904
Trane Technologies PLC	45,622	20,468,310
TransDigm Group, Inc.	9,837	12,871,813
Uber Technologies, Inc.(a)	65,673	6,337,444
Ulta Beauty, Inc.(a)	1,222	635,293
Union Pacific Corp.	36,019	7,937,507
United Airlines Holdings, Inc.(a)	36,497	3,432,178
UnitedHealth Group, Inc.	22,308	7,619,520
Valero Energy Corp.	30,564	5,182,432
Vertex Pharmaceuticals, Inc.(a)	17,237	7,335,550
Vertiv Holdings Co., Class A	84,048	16,209,497
Vistra Corp.	67,959	12,796,680
Walmart, Inc.	263,373	26,648,080
Walt Disney Co.	140,419	15,813,988
Wells Fargo & Co.	291,814	25,379,064
Williams Cos., Inc.	233,613	13,519,184
		1,594,209,268
Total Common Stocks — 83.8% (Cost: $1,498,367,453)		1,877,463,944
Investment Companies
United States — 2.2%
iShares China Large-Cap ETF(d)	153,989	6,114,904
iShares Core S&P Small-Cap ETF(d)	4,432	522,090
iShares MSCI China ETF(d)	20,962	1,332,554
KraneShares CSI China Internet ETF	91,539	3,656,983
SPDR Gold Shares(a)(e)	94,104	34,641,564
Security	Shares	Value
United States (continued)
State Street SPDR S&P Homebuilders ETF	4,426	$ 464,863
State Street SPDR S&P Regional Banking ETF	68,078	4,084,680
Total Investment Companies — 2.2% (Cost: $42,562,422)		50,817,638
Total Long-Term Investments — 86.0% (Cost: $1,540,929,875)		1,928,281,582
Short-Term Securities
Money Market Funds — 13.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(d)(f)	302,452,329	302,452,329
Total Short-Term Securities — 13.5% (Cost: $302,452,329)		302,452,329
Options Purchased — 0.7% (Cost: $13,379,124)		15,671,749
Total Investments Before Options Written — 100.2% (Cost: $1,856,761,328)		2,246,405,660
Options Written — (0.5)% (Premiums Received: $(7,237,175))		(11,279,052)
Total Investments, Net of Options Written — 99.7% (Cost: $1,849,524,153)		2,235,126,608
Other Assets Less Liabilities — 0.3%		6,091,777
Net Assets — 100.0%		$ 2,241,218,385

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
(f)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at April 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ —	$ 302,452,329 (a)	$ —	$ —	$ —	$ 302,452,329	302,452,329	$ 1,622,481	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares(b)	229,882,821	—	(229,882,821)(a)	—	—	—	—	5,389,302	—
iShares China Large-Cap ETF	2,765,955	7,092,147	(4,332,900)	20,408	569,294	6,114,904	153,989	41,564	—
iShares Core S&P Small-Cap ETF	417,442	31,194	—	—	73,454	522,090	4,432	3,471	—
iShares MSCI China ETF	1,024,108	73,980	—	—	234,466	1,332,554	20,962	10,617	—
iShares Russell 2000 ETF(b)	—	16,797,985	(16,774,041)	(23,944)	—	—	—	—	—
				$ (3,536)	$ 877,214	$ 310,421,877		$ 7,067,435	$ —

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Dynamic Equity Active ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NSE IFSC Nifty 50 Index	72	11/25/25	$ 3,727	$ (38,776)
Nikkei 225 Index	150	12/11/25	51,003	4,401,900
S&P/TSE 60 Index	4	12/18/25	1,016	23,355
E-mini Russell 2000 Index	141	12/19/25	17,554	170,380
Euro Stoxx 50 Index	96	12/19/25	6,273	303,092
Euro Stoxx Banks Index	537	12/19/25	7,185	107,194
S&P 500 E-Mini Index	312	12/19/25	107,234	2,108,798
				7,075,943
Short Contracts
CAC 40 Index	18	11/21/25	1,690	5,392
SPI 200 Index	4	12/18/25	582	189
NASDAQ 100 E-Mini Index	58	12/19/25	30,165	(1,472,032)
				(1,466,451)
				$ 5,609,492
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	3,302,385	USD	2,144,642	BNP Paribas SA	12/17/25	$ 17,127
ILS	10,427,500	USD	3,137,646	UBS AG	12/17/25	62,673
JPY	110,956,799	USD	722,687	HSBC Bank PLC	12/17/25	401
USD	34,078	CNY	240,646	HSBC Bank PLC	12/17/25	108
USD	3,243,121	DKK	20,511,224	Morgan Stanley & Co. International PLC	12/17/25	68,187
USD	2,165,512	EUR	1,856,161	BNP Paribas SA	12/17/25	20,788
USD	337,410	EUR	287,098	Deutsche Bank AG	12/17/25	5,678
USD	5,370,971	EUR	4,611,124	Goldman Sachs International	12/17/25	42,992
USD	4,287,698	EUR	3,681,053	HSBC Bank PLC	12/17/25	34,381
USD	2,093,545	EUR	1,777,700	Morgan Stanley & Co. International PLC	12/17/25	39,480
USD	2,866,029	GBP	2,115,400	JPMorgan Chase Bank N.A.	12/17/25	86,876
USD	18,868,181	GBP	13,925,790	Morgan Stanley & Co. International PLC	12/17/25	572,873
USD	2,050,644	HKD	15,920,700	Morgan Stanley & Co. International PLC	12/17/25	422
USD	282,483	JPY	41,285,269	Barclays Bank PLC	12/17/25	13,433
USD	217,393	JPY	33,050,022	Deutsche Bank AG	12/17/25	2,012
USD	468,089	JPY	70,346,503	JPMorgan Chase Bank N.A.	12/17/25	9,653
USD	218,639	JPY	32,143,228	Societe Generale	12/17/25	9,167
USD	116,234	KRW	160,716,110	Citibank N.A.	12/17/25	3,568
USD	9,674,139	TWD	289,498,618	Barclays Bank PLC	12/17/25	259,459
USD	2,465,127	TWD	73,891,900	Citibank N.A.	12/17/25	62,115
USD	2,828,996	TWD	86,260,900	Citibank N.A.	12/17/25	23,736
						1,335,129
AUD	50,935,774	USD	33,803,730	UBS AG	12/17/25	(460,760)
CAD	3,290,300	USD	2,388,915	Barclays Bank PLC	12/17/25	(37,664)
CAD	3,674,400	USD	2,672,866	JPMorgan Chase Bank N.A.	12/17/25	(47,136)
CAD	3,654,900	USD	2,614,376	Natwest Markets PLC	12/17/25	(2,581)
CAD	87,868,443	USD	63,672,047	Natwest Markets PLC	12/17/25	(881,185)
CHF	845,346	USD	1,070,388	Deutsche Bank AG	12/17/25	(14,602)
CHF	2,239,600	USD	2,838,692	HSBC Bank PLC	12/17/25	(41,568)
CHF	36,818,172	USD	46,689,914	UBS AG	12/17/25	(706,251)
EUR	173,344	USD	204,880	Barclays Bank PLC	12/17/25	(4,588)
EUR	287,919	USD	340,394	Morgan Stanley & Co. International PLC	12/17/25	(7,715)
EUR	39,091,027	USD	46,092,738	Natwest Markets PLC	12/17/25	(924,535)
GBP	7,761,900	USD	10,426,091	Citibank N.A.	12/17/25	(228,727)
GBP	3,856,000	USD	5,193,669	Morgan Stanley & Co. International PLC	12/17/25	(127,765)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Dynamic Equity Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	322,244,832	USD	2,137,086	Citibank N.A.	12/17/25	$ (37,069)
JPY	865,152,500	USD	5,687,654	Goldman Sachs International	12/17/25	(49,594)
JPY	32,937,484	USD	223,343	HSBC Bank PLC	12/17/25	(8,694)
JPY	50,557,283	USD	337,226	HSBC Bank PLC	12/17/25	(7,752)
JPY	58,843,542	USD	401,296	HSBC Bank PLC	12/17/25	(17,822)
JPY	73,865,408	USD	489,084	HSBC Bank PLC	12/17/25	(7,715)
JPY	302,990,500	USD	2,065,777	HSBC Bank PLC	12/17/25	(91,237)
JPY	50,892,596	USD	349,636	JPMorgan Chase Bank N.A.	12/17/25	(17,977)
JPY	319,601,500	USD	2,180,121	JPMorgan Chase Bank N.A.	12/17/25	(97,329)
JPY	110,359,762	USD	735,840	Natwest Markets PLC	12/17/25	(16,643)
JPY	195,057,337	USD	1,288,355	Natwest Markets PLC	12/17/25	(17,198)
JPY	15,942,174,019	USD	109,164,261	Natwest Markets PLC	12/17/25	(5,271,674)
JPY	30,015,454	USD	206,164	UBS AG	12/17/25	(10,558)
JPY	69,395,279	USD	465,975	UBS AG	12/17/25	(13,737)
NOK	23,540,400	USD	2,375,479	Natwest Markets PLC	12/17/25	(51,599)
SEK	21,043,300	USD	2,247,303	HSBC Bank PLC	12/17/25	(26,554)
SEK	141,308,792	USD	15,214,087	Royal Bank of Canada	12/17/25	(301,438)
SGD	9,679,600	USD	7,601,525	HSBC Bank PLC	12/17/25	(140,517)
USD	9,050,505	HKD	70,316,548	Canadian Imperial Bank of Commerce	12/17/25	(4,659)
						(9,674,843)
						$ (8,339,714)
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR S&P 500 ETF Trust	300	11/14/25	USD	697.00	USD	20,462	$ 49,950
Amazon.com, Inc.	356	11/21/25	USD	240.00	USD	8,694	359,560
Apple, Inc.	235	11/21/25	USD	235.00	USD	6,354	851,287
ASML Holding N.V., ADR	101	11/21/25	USD	1,060.00	USD	10,698	405,515
McDonald’s Corp.	130	11/21/25	USD	330.00	USD	3,880	5,200
Meta Platforms, Inc., Class A	100	11/21/25	USD	750.00	USD	6,484	33,750
SPDR Gold Trust(a)	3,000	11/21/25	USD	360.00	USD	110,436	3,757,500
NVIDIA Corp.	791	11/28/25	USD	200.00	USD	16,017	963,042
Alphabet, Inc., Class C	235	12/19/25	USD	290.00	USD	6,623	257,325
Amazon.com, Inc.	235	12/19/25	USD	245.00	USD	5,739	272,012
Apple, Inc.	133	12/19/25	USD	270.00	USD	3,596	134,663
Apple, Inc.	235	12/19/25	USD	280.00	USD	6,354	132,775
Bank of America Corp.	600	12/19/25	USD	55.00	USD	3,207	82,800
Booking Holdings, Inc.	12	12/19/25	USD	5,900.00	USD	6,093	22,440
Broadcom, Inc.	226	12/19/25	USD	350.00	USD	8,354	922,645
Broadcom, Inc.	312	12/19/25	USD	390.00	USD	11,532	671,580
Capital One Financial Corp.	115	12/19/25	USD	230.00	USD	2,530	69,000
Citigroup, Inc.	600	12/19/25	USD	105.00	USD	6,074	169,500
Delta Air Lines, Inc.	1,451	12/19/25	USD	62.50	USD	8,326	267,710
iShares China Large-Cap ETF	3,090	12/19/25	USD	42.00	USD	12,270	194,670
JPMorgan Chase & Co.	168	12/19/25	USD	325.00	USD	5,227	96,180
Lam Research Corp.	254	12/19/25	USD	165.00	USD	3,999	215,265
Meta Platforms, Inc., Class A	100	12/19/25	USD	760.00	USD	6,484	75,000
Meta Platforms, Inc., Class A	72	12/19/25	USD	815.00	USD	4,668	29,340
Microsoft Corp.	104	12/19/25	USD	560.00	USD	5,385	51,740
NVIDIA Corp.	491	12/19/25	USD	185.00	USD	9,942	1,195,585
NVIDIA Corp.	414	12/19/25	USD	200.00	USD	8,383	636,525
NVIDIA Corp.	235	12/19/25	USD	205.00	USD	4,759	299,625
SPDR Gold Trust(a)	1,100	12/19/25	USD	390.00	USD	40,493	519,750
United Airlines Holdings, Inc.	321	12/19/25	USD	105.00	USD	3,019	90,362
Valero Energy Corp.	226	12/19/25	USD	170.00	USD	3,832	177,975
Wells Fargo & Co.	380	12/19/25	USD	90.00	USD	3,305	81,320
Alphabet, Inc., Class C	656	01/16/26	USD	280.00	USD	18,487	1,308,720

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Dynamic Equity Active ETF

Exchange-Traded Options Purchased (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Apple, Inc.	722	01/16/26	USD	285.00	USD	19,521	$ 471,105
SPDR Gold Trust(a)	1,100	01/16/26	USD	390.00	USD	40,493	775,500
							15,646,916
Put
SPDR S&P 500 ETF Trust	385	11/07/25	USD	660.00	USD	26,259	24,833
							$ 15,671,749

(a)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Apollo Global Management, Inc.	35	11/21/25	USD	140.00	USD	435	$ (2,713)
Apple, Inc.	235	11/21/25	USD	255.00	USD	6,354	(403,025)
Bank of America Corp.	289	11/21/25	USD	55.00	USD	1,545	(22,831)
Boston Scientific Corp.	101	11/21/25	USD	105.00	USD	1,017	(7,323)
Capital One Financial Corp.	50	11/21/25	USD	230.00	USD	1,100	(13,500)
Citigroup, Inc.	142	11/21/25	USD	105.00	USD	1,437	(18,815)
CRH PLC	66	11/21/25	USD	130.00	USD	786	(8,745)
D.R. Horton, Inc.	29	11/21/25	USD	175.00	USD	432	(653)
Home Depot, Inc.	22	11/21/25	USD	420.00	USD	835	(1,980)
Intuit, Inc.	9	11/21/25	USD	730.00	USD	601	(5,760)
Intuitive Surgical, Inc.	12	11/21/25	USD	495.00	USD	641	(52,920)
Live Nation Entertainment, Inc.	35	11/21/25	USD	165.00	USD	523	(4,463)
Meta Platforms, Inc., Class A	35	11/21/25	USD	790.00	USD	2,269	(7,578)
Meta Platforms, Inc., Class A	100	11/21/25	USD	820.00	USD	6,484	(17,400)
Microsoft Corp.	96	11/21/25	USD	575.00	USD	4,971	(6,672)
NextEra Energy, Inc.	105	11/21/25	USD	90.00	USD	855	(2,258)
NVIDIA Corp.	270	11/21/25	USD	210.00	USD	5,467	(178,200)
Salesforce, Inc.	30	11/21/25	USD	270.00	USD	781	(14,400)
ServiceNow, Inc.	4	11/21/25	USD	1,020.00	USD	368	(2,580)
SPDR Gold Trust(a)	2,700	11/21/25	USD	380.00	USD	99,392	(958,500)
Tesla, Inc.	33	11/21/25	USD	520.00	USD	1,507	(22,440)
Thermo Fisher Scientific, Inc.	6	11/21/25	USD	590.00	USD	340	(4,260)
Trane Technologies PLC	22	11/21/25	USD	470.00	USD	987	(9,130)
TransDigm Group, Inc.	5	11/21/25	USD	1,420.00	USD	654	(3,050)
Walt Disney Co.	52	11/21/25	USD	125.00	USD	586	(5,850)
Alphabet, Inc., Class C	178	12/19/25	USD	220.00	USD	5,016	(1,133,860)
Alphabet, Inc., Class C	70	12/19/25	USD	210.00	USD	1,973	(516,250)
Alphabet, Inc., Class C	353	12/19/25	USD	315.00	USD	9,948	(138,552)
Amazon.com, Inc.	353	12/19/25	USD	270.00	USD	8,621	(119,137)
Apple, Inc.	321	12/19/25	USD	240.00	USD	8,679	(1,058,497)
Apple, Inc.	74	12/19/25	USD	250.00	USD	2,001	(179,080)
Apple, Inc.	353	12/19/25	USD	295.00	USD	9,544	(73,071)
Bank of America Corp.	82	12/19/25	USD	52.50	USD	438	(22,017)
Bank of America Corp.	600	12/19/25	USD	57.50	USD	3,207	(36,600)
Broadcom, Inc.	96	12/19/25	USD	380.00	USD	3,548	(243,600)
Broadcom, Inc.	20	12/19/25	USD	370.00	USD	739	(59,950)
Broadcom, Inc.	246	12/19/25	USD	410.00	USD	9,093	(373,920)
Cameco Corp.	27	12/19/25	USD	100.00	USD	276	(27,810)
Capital One Financial Corp.	115	12/19/25	USD	240.00	USD	2,530	(35,938)
Citigroup, Inc.	70	12/19/25	USD	100.00	USD	709	(36,400)
Citigroup, Inc.	600	12/19/25	USD	110.00	USD	6,074	(81,300)
CRH PLC	46	12/19/25	USD	110.00	USD	548	(54,280)
Delta Air Lines, Inc.	9	12/19/25	USD	70.00	USD	52	(513)
Delta Air Lines, Inc.	2,902	12/19/25	USD	72.50	USD	16,652	(114,629)
iShares China Large-Cap ETF	3,090	12/19/25	USD	46.00	USD	12,270	(54,075)
Meta Platforms, Inc., Class A	100	12/19/25	USD	820.00	USD	6,484	(38,500)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Dynamic Equity Active ETF

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Meta Platforms, Inc., Class A	108	12/19/25	USD	900.00	USD	7,002	$ (22,248)
Micron Technology, Inc.	20	12/19/25	USD	150.00	USD	448	(152,700)
Microsoft Corp.	169	12/19/25	USD	580.00	USD	8,751	(42,588)
Microsoft Corp.	157	12/19/25	USD	600.00	USD	8,130	(20,567)
NVIDIA Corp.	393	12/19/25	USD	220.00	USD	7,958	(274,117)
NVIDIA Corp.	491	12/19/25	USD	210.00	USD	9,942	(519,232)
NVIDIA Corp.	353	12/19/25	USD	230.00	USD	7,148	(156,202)
Oracle Corp.	17	12/19/25	USD	280.00	USD	446	(26,350)
Palantir Technologies Inc.	2	12/19/25	USD	200.00	USD	40	(3,885)
SPDR Gold Trust(a)	64	12/19/25	USD	430.00	USD	2,356	(5,056)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	33	12/19/25	USD	270.00	USD	991	(124,822)
Tesla, Inc.	8	12/19/25	USD	460.00	USD	365	(29,440)
Tesla, Inc.	4	12/19/25	USD	500.00	USD	183	(8,890)
United Airlines Holdings, Inc.	12	12/19/25	USD	115.00	USD	113	(1,434)
United Airlines Holdings, Inc.	642	12/19/25	USD	125.00	USD	6,037	(39,804)
Alphabet, Inc., Class C	656	01/16/26	USD	305.00	USD	18,487	(637,960)
Amazon.com, Inc.	144	01/16/26	USD	270.00	USD	3,517	(81,360)
Apple, Inc.	119	01/16/26	USD	270.00	USD	3,217	(155,592)
Apple, Inc.	722	01/16/26	USD	315.00	USD	19,521	(90,250)
Autodesk, Inc.	15	01/16/26	USD	350.00	USD	452	(5,625)
Bank of America Corp.	300	01/16/26	USD	60.00	USD	1,604	(17,400)
Broadcom, Inc.	64	01/16/26	USD	380.00	USD	2,366	(200,000)
Cameco Corp.	72	01/16/26	USD	95.00	USD	736	(104,580)
Capital One Financial Corp.	56	01/16/26	USD	260.00	USD	1,232	(9,380)
CRH PLC	60	01/16/26	USD	135.00	USD	715	(12,150)
Eli Lilly & Co.	21	01/16/26	USD	900.00	USD	1,812	(80,745)
EQT Corp.	75	01/16/26	USD	65.00	USD	402	(6,150)
Intuitive Surgical, Inc.	11	01/16/26	USD	575.00	USD	588	(17,270)
JPMorgan Chase & Co.	54	01/16/26	USD	350.00	USD	1,680	(15,012)
McKesson Corp.	13	01/16/26	USD	840.00	USD	1,055	(39,455)
Micron Technology, Inc.	41	01/16/26	USD	155.00	USD	917	(303,605)
Microsoft Corp.	82	01/16/26	USD	605.00	USD	4,246	(22,837)
NVIDIA Corp.	247	01/16/26	USD	230.00	USD	5,002	(172,282)
Oracle Corp.	642	01/16/26	USD	360.00	USD	16,860	(266,430)
Salesforce, Inc.	31	01/16/26	USD	310.00	USD	807	(16,043)
SPDR Gold Trust(a)	85	01/16/26	USD	405.00	USD	3,129	(35,063)
Tesla, Inc.	23	01/16/26	USD	480.00	USD	1,050	(90,908)
Valero Energy Corp.	22	01/16/26	USD	170.00	USD	373	(22,220)
							(10,002,677)
Put
SPDR S&P 500 ETF Trust	770	11/07/25	USD	630.00	USD	52,519	(8,085)
SPDR S&P 500 ETF Trust	100	11/14/25	USD	663.00	USD	6,821	(22,650)
Booking Holdings, Inc.	12	12/19/25	USD	4,900.00	USD	6,093	(161,400)
Broadcom, Inc.	246	12/19/25	USD	300.00	USD	9,093	(140,220)
NVIDIA Corp.	245	12/19/25	USD	160.00	USD	4,961	(40,670)
NVIDIA Corp.	243	12/19/25	USD	155.00	USD	4,921	(31,590)
Alphabet, Inc., Class C	394	01/16/26	USD	240.00	USD	11,104	(145,780)
Apollo Global Management, Inc.	32	01/16/26	USD	110.00	USD	398	(10,880)
Apple, Inc.	525	01/16/26	USD	240.00	USD	14,194	(130,725)
Boeing Co.	45	01/16/26	USD	180.00	USD	905	(14,963)
Boston Scientific Corp.	100	01/16/26	USD	90.00	USD	1,007	(10,500)
Costco Wholesale Corp.	13	01/16/26	USD	840.00	USD	1,185	(14,950)
Intuit, Inc.	6	01/16/26	USD	560.00	USD	401	(4,440)
Live Nation Entertainment, Inc.	42	01/16/26	USD	130.00	USD	628	(9,975)
McKesson Corp.	13	01/16/26	USD	580.00	USD	1,055	(6,240)
Walt Disney Co.	47	01/16/26	USD	95.00	USD	529	(5,358)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Dynamic Equity Active ETF

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
Broadcom, Inc.	129	09/18/26	USD	280.00	USD	4,768	$ (312,502)
NVIDIA Corp.	207	09/18/26	USD	150.00	USD	4,192	(205,447)
							(1,276,375)
							$ (11,279,052)

(a)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
Balances Reported in the Statements of Assets and Liabilities for Options Written
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$ N/A	$ (7,237,175)	$ 1,905,047	$ (5,946,924)	$ (11,279,052)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 7,120,300	$ —	$ —	$ —	$ 7,120,300
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	1,335,129	—	—	1,335,129
Options purchased Investments at value — unaffiliated	—	—	15,671,749	—	—	—	15,671,749
	$ —	$ —	$ 22,792,049	$ 1,335,129	$ —	$ —	$ 24,127,178
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 1,510,808	$ —	$ —	$ —	$ 1,510,808
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	9,674,843	—	—	9,674,843
Options written Options written at value	—	—	11,279,052	—	—	—	11,279,052
	$ —	$ —	$ 12,789,860	$ 9,674,843	$ —	$ —	$ 22,464,703

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the
Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 30,621,433	$ —	$ —	$ —	$ 30,621,433
Forward foreign currency exchange contracts	—	—	—	4,112,750	—	—	4,112,750
Options purchased(a)	—	—	(759,946)	—	—	—	(759,946)
Options written	—	—	7,345,694	—	—	—	7,345,694
Swaps	—	—	168,137	—	—	—	168,137
	$ —	$ —	$ 37,375,318	$ 4,112,750	$ —	$ —	$ 41,488,068
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Dynamic Equity Active ETF

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 3,099,465	$ —	$ —	$ —	$ 3,099,465
Forward foreign currency exchange contracts	—	—	—	(14,484,600)	—	—	(14,484,600)
Options purchased(b)	—	—	1,846,672	—	—	—	1,846,672
Options written	—	—	(2,911,438)	—	—	—	(2,911,438)
	$ —	$ —	$ 2,034,699	$ (14,484,600)	$ —	$ —	$ (12,449,901)

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$167,069,831
Average notional value of contracts — short	20,332,358
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	65,370,233
Average amounts sold — in USD	348,066,949
Options:
Average value of option contracts purchased	8,854,073
Average value of option contracts written	8,841,988
Total return swaps:
Average notional value	2,208,212
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 1,347,606	$ 4,032
Forward foreign currency exchange contracts	1,335,129	9,674,843
Options	15,671,749	11,279,052
Total derivative assets and liabilities in the Statements of Assets and Liabilities	18,354,484	20,957,927
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(17,019,355)	(11,283,084)
Total derivative assets and liabilities subject to an MNA	$ 1,335,129	$ 9,674,843
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Barclays Bank PLC	$ 272,892	$ (42,252)	$ —	$ —	$ 230,640
BNP Paribas SA	37,915	—	—	—	37,915
Citibank N.A.	89,419	(89,419)	—	—	—
Deutsche Bank AG	7,690	(7,690)	—	—	—
Goldman Sachs International	42,992	(42,992)	—	—	—
HSBC Bank PLC	34,890	(34,890)	—	—	—
JPMorgan Chase Bank N.A.	96,529	(96,529)	—	—	—
Morgan Stanley & Co. International PLC	680,962	(135,480)	—	—	545,482
Societe Generale	9,167	—	—	—	9,167
UBS AG	62,673	(62,673)	—	—	—
	$ 1,335,129	$ (511,925)	$ —	$ —	$ 823,204

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Dynamic Equity Active ETF

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Barclays Bank PLC	$ 42,252	$ (42,252)	$ —	$ —	$ —
Canadian Imperial Bank of Commerce	4,659	—	—	—	4,659
Citibank N.A.	265,796	(89,419)	—	—	176,377
Deutsche Bank AG	14,602	(7,690)	—	—	6,912
Goldman Sachs International	49,594	(42,992)	—	—	6,602
HSBC Bank PLC	341,859	(34,890)	—	—	306,969
JPMorgan Chase Bank N.A.	162,442	(96,529)	—	—	65,913
Morgan Stanley & Co. International PLC	135,480	(135,480)	—	—	—
Natwest Markets PLC	7,165,415	—	—	—	7,165,415
Royal Bank of Canada	301,438	—	—	—	301,438
UBS AG	1,191,306	(62,673)	—	—	1,128,633
	$ 9,674,843	$ (511,925)	$ —	$ —	$ 9,162,918

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.  Net amount may be offset further by the options written receivable/payable on the
Statements of Assets and Liabilities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,877,463,944	$ —	$ —	$ 1,877,463,944
Investment Companies	50,817,638	—	—	50,817,638
Short-Term Securities
Money Market Funds	302,452,329	—	—	302,452,329
Options Purchased
Equity Contracts	15,671,749	—	—	15,671,749
	$ 2,246,405,660	$ —	$ —	$ 2,246,405,660
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 2,713,008	$ 4,407,292	$ —	$ 7,120,300
Foreign Currency Exchange Contracts	—	1,335,129	—	1,335,129
Liabilities
Equity Contracts	(12,751,084)	(38,776)	—	(12,789,860)
Foreign Currency Exchange Contracts	—	(9,674,843)	—	(9,674,843)
	$ (10,038,076)	$ (3,971,198)	$ —	$ (14,009,274)

(a)
Derivative financial instruments are futures contracts, forward foreign currency exchange contracts and options written. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.
Consolidated Schedule of Investments

Statements of Assets and Liabilities (unaudited)
October 31, 2025

	iShares Disciplined Volatility Equity Active ETF	iShares Dynamic Equity Active ETF(a)
ASSETS
Investments, at value — unaffiliated(b)	$ 1,267,145,370	$ 1,935,983,783
Investments, at value — affiliated(c)	43,116,045	310,421,877
Cash	17,651	—
Cash pledged:
Collateral — exchange-traded options written	—	200,000
Collateral — OTC derivatives	1,735,000	—
Futures contracts	237,000	11,840,000
Foreign currency, at value(d)	1,990,481	3,213,225
Receivables:
Investments sold	13,407,336	2,037,498
Swaps	42,022,048	—
Capital shares sold	325,655	—
Dividends — unaffiliated	3,138,884	827,382
Dividends — affiliated	72,929	1,058,498
Variation margin on futures contracts	9,250	1,347,606
Unrealized appreciation on:
Forward foreign currency exchange contracts	3,576,091	1,335,129
OTC swaps	14,369,300	—
Prepaid expenses	61,714	28,003
Total assets	1,391,224,754	2,268,293,001
LIABILITIES
Bank overdraft	—	517,169
Cash received as collateral for OTC derivatives	2,120,000	—
Options written, at value(e)	—	11,279,052
Payables:
Investments purchased	10,833,660	4,948,006
Swaps	42,288,058	—
Capital shares redeemed	—	1,405
Investment advisory fees	307,854	645,428
Professional fees	—	4,681
Variation margin on futures contracts	—	4,032

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited) (continued)
October 31, 2025
	iShares Disciplined Volatility Equity Active ETF	iShares Dynamic Equity Active ETF(a)
Unrealized depreciation on:
Forward foreign currency exchange contracts	$ 4,012,679	$ 9,674,843
OTC swaps	12,812,520	—
Total liabilities	72,374,771	27,074,616
Commitments and contingent liabilities
NET ASSETS	$ 1,318,849,983	$ 2,241,218,385
NET ASSETS CONSIST OF
Paid-in capital	$ 1,212,952,963	$ 1,809,991,564
Accumulated earnings	105,897,020	431,226,821
NET ASSETS	$ 1,318,849,983	$ 2,241,218,385
NET ASSET VALUE
Shares outstanding	52,803,133	86,738,938
Net asset value	$ 24.98	$ 25.84
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Consolidated Statement of Assets and Liabilities.
(b) Investments, at cost—unaffiliated	$1,183,218,372	$1,547,011,697
(c) Investments, at cost—affiliated	$42,518,668	$309,749,631
(d) Foreign currency, at cost	$2,010,313	$3,217,643
(e) Premiums received	$—	$7,237,175
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Operations (unaudited)
Six Months Ended October 31, 2025

	iShares Disciplined Volatility Equity Active ETF(a)	iShares Dynamic Equity Active ETF(a)(b)
INVESTMENT INCOME
Dividends — unaffiliated	$12,301,926	$3,139,314
Dividends — affiliated	486,563	7,067,435
Interest — unaffiliated	45,629	7,215,842
Foreign taxes withheld	(538,653)	(328,446)
Foreign withholding tax claims	—	49,796
Total investment income	12,295,465	17,143,941
EXPENSES
Investment advisory	2,269,329	3,723,811
Transfer agent — class specific	374,012	620,667
Registration	146,813	213,735
Accounting services	73,334	89,069
Reorganization	71,136	114,490
Professional	65,198	73,060
Custodian	39,064	34,330
Printing and postage	9,182	13,972
Interest expense — unaffiliated	8,393	2,266
Trustees and Officer	2,933	4,182
Miscellaneous	16,804	15,080
Total expenses excluding dividend expense	3,076,198	4,904,662
Dividends expense — unaffiliated	23,785	—
Total expenses	3,099,983	4,904,662
Less:
Fees waived and/or reimbursed by the Manager	(48,861)	(42,188)
Fees waived and/or reimbursed by the Investment Adviser	(101,861)	(219,215)
Transfer agent fees waived and/or reimbursed by the Investment Adviser — class specific	(33,347)	(28,648)
Total expenses after fees waived and/or reimbursed	2,915,914	4,614,611
Net investment income	9,379,551	12,529,330
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(c)	59,961,872	24,171,297
Investments — affiliated	3,708,127	(3,536)
Forward foreign currency exchange contracts	(3,197,428)	4,112,750
Foreign currency transactions	82,483	678,950
Futures contracts	317,369	30,621,433
Options written	—	7,345,694
Swaps	(50,717,125)	168,137
	10,155,298	67,094,725

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited) (continued)
Six Months Ended October 31, 2025
	iShares Disciplined Volatility Equity Active ETF(a)	iShares Dynamic Equity Active ETF(a)(b)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	$36,918,211	$273,265,600
Investments — affiliated	597,377	877,214
Forward foreign currency exchange contracts	109,667	(14,484,600)
Foreign currency translations	(94,120)	(138,049)
Futures contracts	(11,049)	3,099,465
Options written	—	(2,911,438)
Short sales — unaffiliated	(594,617)	—
Swaps	8,244,281	—
	45,169,750	259,708,192
Net realized and unrealized gain	55,325,048	326,802,917
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$64,704,599	$339,332,247
(a) During the period the Fund converted from a mutual fund to an exchange traded fund pursuant to an Agreement and Plan of Reorganization. See Note 1 of the Notes to Financial
Statements for information on the Fund’s reorganization.

(b) Consolidated Statement of Operations.
(c) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(91,633)	$—
See notes to financial statements.
Financial Statements

Statements of Changes in Net Assets

	iShares Disciplined Volatility Equity Active ETF		iShares Dynamic Equity Active ETF(a)
	Six Months Ended(b) 10/31/25 (unaudited)	Year Ended(a) 04/30/25	Six Months Ended(b) 10/31/25 (unaudited)	Year Ended 04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$9,379,551	$7,658,920	$12,529,330	$11,757,319
Net realized gain (loss)	10,155,298	57,373,688	67,094,725	(13,447,536)
Net change in unrealized appreciation (depreciation)	45,169,750	13,569,536	259,708,192	70,602,434
Net increase in net assets resulting from operations	64,704,599	78,602,144	339,332,247	68,912,217
DISTRIBUTIONS TO SHAREHOLDERS(c)
Predecessor Fund
Institutional	(45,709,178)(d)	(19,586,906)	(12,562,455)(d)	(22,457,821)
Class K	(14,941)	(9,775)	(8,251)	(7,142)
Decrease in net assets resulting from distributions to shareholders	(45,724,119)	(19,596,681)	(12,570,706)	(22,464,963)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	378,322,184	426,107,863	430,145,811	759,975,576
NET ASSETS
Total increase in net assets	397,302,664	485,113,326	756,907,352	806,422,830
Beginning of period	921,547,319	436,433,993	1,484,311,033	677,888,203
End of period	$1,318,849,983	$921,547,319	$2,241,218,385	$1,484,311,033

(a)	Consolidated Statements of Changes in Net Assets.
(b)
During the period the Fund converted from a mutual fund to an exchange traded fund pursuant to an Agreement and Plan of Reorganization. See Note 1 of the Notes to Financial Statements
for information on the Fund’s reorganization.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares Disciplined Volatility Equity Active ETF
	Six Months Ended 10/31/25(b) (unaudited)	Year Ended 04/30/25(a)	Year Ended 04/30/24(a)	Year Ended 04/30/23(a)	Year Ended 04/30/22(a)	Period from 11/01/2020 to 04/30/21(a)	Year Ended 10/31/20(a)

Net asset value, beginning of period	$24.43	$22.14	$20.19	$19.41	$21.37	$18.15	$18.65
Net investment income(c)	0.24	0.30	0.37	0.32	0.23	0.12	0.28
Net realized and unrealized gain (loss)(d)	1.34	2.68	2.08	1.11	(0.85)	3.42	0.02
Net increase (decrease) from investment operations	1.58	2.98	2.45	1.43	(0.62)	3.54	0.30
Distributions(e)
From net investment income	(0.79)(f)	(0.07)	(0.50)	(0.65)	(0.13)	(0.10)	(0.55)
From net realized gain	(0.24)	(0.62)	—	—	(1.21)	(0.22)	(0.25)
Total distributions	(1.03)	(0.69)	(0.50)	(0.65)	(1.34)	(0.32)	(0.80)
Net asset value, end of period	$24.98	$24.43	$22.14	$20.19	$19.41	$21.37	$18.15
Total Return(g)
Based on net asset value	6.49%(h)	13.56%	12.27%	7.71%	(3.32)%	19.68%(h)	1.60%
Ratios to Average Net Assets(i)
Total expenses	0.39%(j)	0.50%	0.61%	0.93%	2.82%	4.99%(j)(k)	4.86%
Total expenses after fees waived and/or reimbursed	0.36%(j)	0.50%	0.50%	0.50%	0.50%	0.50%(j)	0.50%
Total expenses after fees waived and/or reimbursed and excluding dividend expense and/or reorganization costs	0.36%(j)	0.48%	0.50%	0.50%	0.50%	0.50%(j)	0.50%
Net investment income	1.89%(j)	1.29%	1.76%	1.69%	1.10%	1.21%(j)	1.56%
Supplemental Data
Net assets, end of period (000)	$1,318,850	$355	$319	$285	$6,672	$6,901	$5,765
Portfolio turnover rate	49%(l)	196%(l)	169%(l)	252%(l)	121%	57%	125%

(a)	Consolidated Financial Highlights.
(b)
As of the close of trading on the New York Stock Exchange on September 12, 2025, BlackRock GA Disciplined Volatility Equity Fund was reorganized into the Fund. The activity in the table above’s for the accounting survivor, Class K Shares of BlackRock GA Disciplined Volatility Equity Fund, for the periods prior to the date of the reorganization, and for the post-reorganization combined fund thereafter. The net asset values and other per share information have been restated for periods prior to the reorganization to reflect the share conversion ratio of 0.60122800. See
Note 1 of the Notes to Financial Statements for information on the Fund’s reorganization.

(c)	Based on average shares outstanding.
(d)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(g)	Where applicable, assumes the reinvestment of distributions.
(h)	Not annualized.
(i)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)	Annualized.
(k)	Audit and printing were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 6.26%.
(l)	Excludes underlying investments in total return swaps.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Dynamic Equity Active ETF
	Six Months Ended 10/31/25(a)(b) (unaudited)	Year Ended 04/30/25(a)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Period from 11/01/20 to 04/30/21	Year Ended 10/31/20

Net asset value, beginning of period	$21.57	$20.07	$17.30	$16.69	$20.18	$15.44	$14.36
Net investment income(c)	0.09	0.22	0.28	0.25	0.18	0.08	0.16
Net realized and unrealized gain (loss)(d)	4.35	1.73	2.67	0.48	(1.85)	4.79	1.05
Net increase (decrease) from investment operations	4.44	1.95	2.95	0.73	(1.67)	4.87	1.21
Distributions(e)
From net investment income	(0.17)(f)	(0.20)	(0.18)	(0.12)	(0.18)	(0.13)	(0.13)
From net realized gain	—	(0.25)	—	—	(1.64)	—	—
Total distributions	(0.17)	(0.45)	(0.18)	(0.12)	(1.82)	(0.13)	(0.13)
Net asset value, end of period	$25.84	$21.57	$20.07	$17.30	$16.69	$20.18	$15.44
Total Return(g)
Based on net asset value	20.63%(h)	9.69%	17.22%	4.38%	(9.29)%	31.59%(h)	8.49%
Ratios to Average Net Assets(i)
Total expenses	0.38%(j)	0.45%(k)(l)	0.56%	1.04%	2.83%	5.15%(j)(m)	5.50%
Total expenses after fees waived and/or reimbursed	0.37%(j)	0.45%(l)	0.50%	0.50%	0.50%	0.50%(j)	0.50%
Total expenses after fees waived and/or reimbursed and excluding reorganization costs	0.37%(j)	0.45%	0.50%	0.50%	0.50%	0.50%(j)	0.50%
Net investment income	0.71%(j)	1.03%	1.54%	1.55%	0.94%	0.93%(j)	0.93%
Supplemental Data
Net assets, end of period (000)	$2,241,218	$1,148	$320	$273	$7,142	$7,875	$5,984
Portfolio turnover rate(n)	26%	101%	74%	65%	66%	32%	73%

(a)	Consolidated Financial Highlights.
(b)
As of the close of trading on the New York Stock Exchange on September 12, 2025, BlackRock GA Dynamic Equity Fund was reorganized into the Fund. The activity in the table above is for the accounting survivor, Class K Shares of BlackRock GA Dynamic Equity Fund, for the periods prior to the date of the reorganization, and for the post-reorganization combined fund thereafter. The net asset values and other per share information have been restated for periods prior to the reorganization to reflect the share conversion ratio of 0.76030000. See Note 1 of the Notes to
Financial Statements for information on the Fund’s reorganization.

(c)	Based on average shares outstanding.
(d)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(g)	Where applicable, assumes the reinvestment of distributions.
(h)	Not annualized.
(i)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)	Annualized.
(k)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(l)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.44% and 0.44%,respectively.
(m)	Audit and printing were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 6.28%.
(n)	Excludes underlying investments in total return swaps.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock ETF Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following Funds (each, a “Fund” and collectively the “Funds”):
Fund Name	Herein Referred To As	Diversification Classification
iShares Disciplined Volatility Equity Active ETF	Disciplined Volatility Equity Active	Diversified
iShares Dynamic Equity Active ETF	Dynamic Equity Active	Diversified
The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
Reorganization: The Board of Trustees of Managed Account Series (the “Predecessor Board”), on behalf of BlackRock GA Disciplined Volatility Equity Fund (“GA Disciplined Volatility Equity”) and BlackRock GA Dynamic Equity Fund (“GA Dynamic Equity”) (individually a “Predecessor Fund” or collectively the “Predecessor Funds”), each of which is a series of Managed Account Series (the “Predecessor Trust”), approved an Agreement and Plan of Reorganization, together (the “Reorganization”), pursuant to which the Predecessor Funds reorganized into the Funds. The Reorganization was completed as of the close of trading on the New York Stock Exchange on September 12, 2025 and was not subject to approval by shareholders of the Predecessor Funds. The Funds have the same investment objective, strategies and policies and portfolio management team as the Predecessor Funds.
Each Fund was a newly-formed “shell” fund that had not commenced operations prior to the Reorganization and therefore did not have performance history prior to the Reorganization. The Funds had been organized solely in connection with the Reorganization to acquire all of the assets and assume certain of the liabilities of the corresponding Predecessor Fund and continue the business of the respective Predecessor Fund. In connection with the Reorganization, shareholders of the Predecessor Funds received ETF shares of the Funds equal in value to the number of shares of the respective Predecessor Fund they owned, including a cash payment in lieu of fractional shares of the respective Fund, which the cash payment may be taxable. After the Reorganization, the Class K Share class of each Predecessor Fund was the accounting and performance survivor, meaning that the respective Fund assumed the performance and financial history of the Predecessor Fund upon completion of the Reorganization.
The Reorganization was accomplished by a tax-free exchange of shares of each Fund in the following amounts and at the following conversion ratio:
GA Disciplined Volatility Equity’s Share Class	Shares Prior to Reorganization	Conversion Ratio	Shares of Disciplined Volatility Equity Active
Institutional	80,599,679	0.60011600	48,369,157
Class K	23,246	0.60122800	13,976

GA Dynamic Equity’s Share Class	Shares Prior to Reorganization	Conversion Ratio	Shares of Dynamic Equity Active
Institutional	107,298,281	0.75922000	81,463,001
Class K	20,962	0.76030000	15,937
Each Predecessor Fund’s net assets and composition of net assets as of the close of trading on the New York Stock Exchange on September 12, 2025, the valuation date of the Reorganization, were as follows:
	GA Disciplined Volatility Equity	GA Dynamic Equity
Net assets	$1,209,578,325	$2,036,973,450
Paid-in-capital	1,102,681,424	1,676,926,427
Accumulated earnings	106,896,901	360,047,023
For financial reporting purposes, assets received and shares issued by each Fund were recorded at fair value. However, the cost basis of the investments received from each Predecessor Fund was carried forward to align ongoing reporting of each Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Prior to the Reorganization, the Funds had not yet commenced operations and had no assets or liabilities. Each Predecessor Fund’s fair value and cost of financial instruments prior to the Reorganization were as follows:
Predecessor Funds	Fair Value of Investments	Cost of Investments
GA Disciplined Volatility Equity	$ 1,205,380,420	$ 1,107,671,140
GA Dynamic Equity	1,979,216,829	1,643,769,048
Prior to the Reorganization, the Predecessor Funds’ independent registered public accounting firm was Deloitte & Touche LLP. The independent registered public accounting firm for the Funds is PricewaterhouseCoopers LLP.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Basis of Consolidation: The accompanying consolidated financial statements of Dynamic Equity Active include the account of Cayman Dynamic Equity Active, Ltd. (the “Cayman Subsidiary”), which is a wholly-owned subsidiary of Dynamic Equity Active and primarily invests in commodity-related instruments. The Cayman Subsidiary enables Dynamic Equity Active to hold these commodity-related instruments and satisfy regulated investment company tax requirements. Dynamic Equity Active may invest up to 25% of its total assets in the Cayman Subsidiary. The net assets of the Cayman Subsidiary as of period end were $38,895,696, which is 1.7% of Dynamic Equity Active’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Cayman Subsidiary is subject to the same investment policies and restrictions that apply to Dynamic Equity Active, except that the Cayman Subsidiary may invest without limitation in commodity-related instruments.
The accompanying consolidated financial statements of Disciplined Volatility Equity Active include the account of Cayman GA Disciplined Volatility Equity Fund, Ltd. (the “GA Disciplined Volatility Equity Cayman Subsidiary”). During the six months ended October 31, 2025, there were no transactions in the GA Disciplined Volatility Equity Cayman Subsidiary. Effective September 12, 2025, the GA Disciplined Volatility Equity Cayman Subsidiary, which was wholly-owned by GA Disciplined Volatility Equity Fund, was dissolved. The GA Disciplined Volatility Equity Cayman Subsidiary enabled GA Disciplined Volatility Equity to hold commodity-related instruments and other derivatives and satisfy regulated investment company tax requirements.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the "trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value.  Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.   Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest, are recognized daily on an accrual basis.  Prior to September 13, 2025, income, expenses and realized and unrealized gains and losses were allocated daily to each class of the respective Predecessor Fund based on its relative net assets.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains and/or return of capital for financial reporting purposes. Effective September 13, 2025, dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.  Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset Dynamic Equity Active’s ordinary income and/or capital gains for that year.
Reorganization Costs: Certain costs incurred in connection with the Reorganization were expensed by the Predecessor Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification.  The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Other: Prior to September 13, 2025, expenses directly related to each Predecessor Fund or its classes were charged to each Predecessor Fund or the applicable class. Expenses directly related to the Predecessor Funds and other shared expenses prorated to the Predecessor Funds were allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by BlackRock Advisors, LLC (“BAL” or the “Investment Adviser”), were prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with  BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
•Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
•Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and  procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Short Sale Transactions: In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short from a broker/counterparty and deliver the security to the purchaser. To close out a short position, a fund delivers the same security to the broker and records a liability to reflect the obligation to return the security to the broker. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. Cash deposited with the broker is recorded as an asset in the Statements of Assets and Liabilities.  Securities segregated as collateral are denoted in the Schedules of Investments. A fund may pay a financing fee for the difference between the market value of the short position and the cash collateral deposited with the broker which would be recorded as interest expense. A fund is required to repay the counterparty any dividends received on the security sold short, which, if applicable, is shown as dividend expense in the Statements of Operations. A fund may pay a fee on the assets borrowed from the counterparty, which, if applicable, is shown as broker fees and expenses on short sales in the Statements of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value – unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of  Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements  of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of  Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
•Equity and Total return swaps — Equity and total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that the Fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread.
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements  of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds.  Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

their agreement with such counterparty,  each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each Fund, BFA is paid a management fee from each Fund, based on a percentage of each Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.40%
$1 billion — $3 billion	0.38
$3 billion — $5 billion	0.36
$5 billion — $10 billion	0.35
Greater than $10 billion	0.34
For the period September 13, 2025 through October 31, 2025, the Funds paid BFA the following amounts, which are included in investment advisory fees in the Statements of Operations:
Fund Name	Investment Advisory Fees
Disciplined Volatility Equity Active	$ 674,230
Dynamic Equity Active	1,122,234
Prior to September 13, 2025, the Predecessor Trust, on behalf of each Predecessor Fund, had entered into an Investment Advisory Agreement with BAL, the Predecessor Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, provided investment advisory services. BAL was responsible for the management of each Predecessor Fund’s portfolio and provided the personnel, facilities, equipment and certain other services necessary to the operations of the Predecessor Funds. For such services, each Predecessor Fund paid BAL a monthly fee at an annual rate equal to the following percentages of the average daily value of each Predecessor Fund’s net assets:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.40%
$1 billion — $3 billion	0.38
$3 billion — $5 billion	0.36
$5 billion — $10 billion	0.35
Greater than $10 billion	0.34
For the period May 1, 2025 through September 12, 2025, the Predecessor Funds paid BAL the following amounts, which are included in investment advisory fees in the Statements of Operations:
Predecessor Fund Name	Investment Advisory Fees
GA Disciplined Volatility Equity	$ 1,595,099
GA Dynamic Equity	2,601,577
The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.
Transfer Agent: Prior to September 13, 2025, pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provided the Predecessor Funds with sub-accounting, recordkeeping,sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities received an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the period May 1, 2025 through September 12, 2025, the Predecessor Funds did not pay any amounts to affiliates in return for these services.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

For the period May 1, 2025 through September 12, 2025, the following table showed the class specific transfer agent fees borne directly by each share class of each Predecessor Fund:
Predecessor Fund Name	Institutional	Total
GA Disciplined Volatility Equity	$ 374,012	$ 374,012
GA Dynamic Equity	620,667	620,667
Expense Limitations, Waivers and Reimbursements:  BFA has contractually agreed to waive a portion of its investment advisory fees in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by a Fund in other equity and fixed-income mutual funds and ETFs advised by BFA or its affiliates through June 30, 2027. BFA has also contractually agreed to waive a portion of its investment advisory fees by an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by a Fund in money market funds advised by BFA or its affiliates through June 30, 2027. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Funds. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the period September 13, 2025 through October 31, 2025, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Disciplined Volatility Equity Active	$ 48,861
Dynamic Equity Active	42,188
Prior to September 13, 2025, with respect to each Predecessor Fund, BAL contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Predecessor Fund paid to BAL indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver") through June 30, 2026. The contractual agreement could have been terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Predecessor Trust, as defined in the 1940 Act ("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of a Predecessor Fund. These amounts are included in fees waived and/or reimbursed by the Investment Adviser in the Statements of Operations. For the period May 1, 2025 through September 12, 2025, the amounts waived were as follows:
Predecessor Fund Name	Fees Waived and/or Reimbursed by the Investment Adviser
GA Disciplined Volatility Equity	$ 6,655
GA Dynamic Equity	82,747
Prior to September 13, 2025, BAL had contractually agreed to waive its investment advisory fee with respect to any portion of each Predecessor Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement could have been terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Predecessor Fund. For the period May 1, 2025 through September 12, 2025, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
Predecessor Fund Name	Fees Waived and/or Reimbursed by the Investment Adviser
GA Disciplined Volatility Equity	$ 18,813
GA Dynamic Equity	7,864
With respect to each Predecessor Fund, BAL had contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Predecessor Fund’s business (“expense limitation”). For the period May 1, 2025 through September 12, 2025, expense limitations as a percentage of average daily net assets were as follows:
Predecessor Fund Name	Institutional	Class K
GA Disciplined Volatility Equity	0.55%	0.50%
GA Dynamic Equity	0.55	0.50
Prior to September 13, 2025, BAL had agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Predecessor Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Predecessor Fund. For the period May 1, 2025 through September 12, 2025, amounts included in the Statements of Operations were as follows:
Predecessor Fund Name	Fees Waived and/or Reimbursed by the Investment Adviser
GA Disciplined Volatility Equity	$ 76,393
GA Dynamic Equity	128,604

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

In addition, these amounts waived and/or reimbursed by the Investment Adviser were included in transfer agent fees waived and/or reimbursed by the Investment Adviser — class specific in the Statements of Operations. For the period May 1, 2025 through September 12, 2025, class specific expense waivers and/or reimbursements were as follows:
	Transfer Agent Fees Waived and/or Reimbursed by the Investment Adviser - Class Specific
Predecessor Fund Name	Institutional	Total
GA Disciplined Volatility Equity	$ 33,347	$ 33,347
GA Dynamic Equity	28,648	28,648
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund.  Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
7.
 PURCHASES AND SALES
For the period ended October 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
Fund Name	Purchases	Sales
Disciplined Volatility Equity Active	$ 581,086,110	$ 539,949,426
Dynamic Equity Active	590,995,901	414,653,117
For the period ended October 31, 2025, in-kind transactions were as follows:
Fund	Purchases	Sales
Disciplined Volatility Equity Active	$ 88,436,520	$ —
Dynamic Equity Active	106,633,778	—
8.
INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of April 30, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
Fund Name	Qualified Late-Year Capital Losses
GA Disciplined Volatility Equity	$ —
GA Dynamic Equity	(10,820,072)
As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Disciplined Volatility Equity Active	$ 1,232,826,613	$ 134,181,097	$ (55,637,152)	$ 78,543,945
Dynamic Equity Active	1,866,148,268	428,964,943	(55,479,650)	373,485,293
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

9.
LINE OF CREDIT
Prior to September 13, 2025, the Predecessor Trust, on behalf of each Predecessor Fund, along with certain other funds managed by BAL and its affiliates (“Participating Funds”), was party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Predecessor Funds could borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Predecessor Funds, could borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement had the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) OBFR (but, in any event, not less than 0.00%) on the date the loan was made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) SOFR (but, in any event, not less than 0.00%) on the date the loan was made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. For the period May 1, 2025 through September 12, 2025, the Predecessor Funds did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded options purchased and exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
 CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Period from 09/13/25 to 10/31/25
Fund Name	Shares	Amounts
Disciplined Volatility Equity Active(a)
Shares sold	4,420,000	$ 110,271,947
Shares issued in reorganization	48,383,133	1,209,578,325
	52,803,133	$ 1,319,850,272

	Period from 09/13/25 to 10/31/25
Fund Name	Shares	Amounts
Dynamic Equity Active(a)
Shares sold	5,260,000	$ 133,063,736
Shares issued in reorganization	81,478,938	2,036,973,450
	86,738,938	$ 2,170,037,186

	Period from 05/01/25 to 09/12/25		Year Ended 04/30/25
Predecessor Fund Name / Share Class	Shares	Amounts	Shares	Amounts
GA Disciplined Volatility Equity(a)
Institutional
Shares sold	20,720,693	$ 312,549,259	45,752,509	$ 651,163,007
Shares issued in reinvestment of distributions	3,096,828	45,709,179	1,390,284	19,586,796
Shares redeemed	(6,015,448)	(90,194,173)	(17,144,398)	(244,643,376)
Shares converted in reorganization	(80,599,679)	(1,209,228,925)	—	—
	(62,797,606)	$ (941,164,660)	29,998,395	$ 426,106,427
Class K
Shares sold	974	$ 14,594	9,599	$ 138,230
Shares issued in reinvestment of distributions	39	577	190	2,655
Shares redeemed	(1,949)	(29,199)	(9,599)	(139,449)
Shares converted in reorganization	(23,246)	(349,400)	—	—
	(24,182)	$ (363,428)	190	$ 1,436
	(62,821,788)	$ (941,528,088)	29,998,585	$ 426,107,863
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

	Period from 05/01/25 to 09/12/25		Year Ended 04/30/25
Predecessor Fund Name / Share Class	Shares	Amounts	Shares	Amounts
GA Dynamic Equity(a)
Institutional
Shares sold	24,055,824	$ 429,462,063	61,781,614	$ 1,017,160,461
Shares issued in reinvestment of distributions	687,968	12,562,300	1,356,859	22,457,689
Shares redeemed	(8,012,336)	(144,032,545)	(17,025,872)	(280,461,021)
Shares converted in reorganization	(107,298,281)	(2,036,575,025)	—	—
	(90,566,825)	$ (1,738,583,207)	46,112,601	$ 759,157,129
Class K
Shares sold	1,963	$ 35,516	61,198	$ 1,018,932
Shares issued in reinvestment of distributions	304	5,558	199	3,237
Shares redeemed	(51,293)	(950,817)	(12,353)	(203,722)
Shares converted in reorganization	(20,962)	(398,425)	—	—
	(69,988)	$ (1,308,168)	49,044	$ 818,447
	(90,636,813)	$ (1,739,891,375)	46,161,645	$ 759,975,576

(a)	See Note 1 of the Notes to Financial Statements for information on the Fund’s reorganization.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities,as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information

Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•Go to icsdelivery.com.
•If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each independent trustee for services to the Funds from BFA’s investment management fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Fund and Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company
Boston, MA 02114
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Disclosure of Investment Advisory Agreement

At a meeting on February 19-21, 2025 (the “February Meeting”), the Board of Trustees of Managed Account Series (“Managed Account Series”), with respect to its series BlackRock GA Disciplined Volatility Equity Fund (the “Target Fund”), and the Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock ETF Trust (the “Trust”), with respect to its series iShares Disciplined Volatility Equity Active ETF (the “Fund”), approved the acquisition of the Target Fund by the Fund. In connection with the acquisition, the Board of Trustees of Managed Account Series also approved the termination of the Target Fund.
At the February Meeting, the Board of the Trust considered the initial approval of the proposed investment advisory agreement between BlackRock Fund Advisors (the “Manager”) and the Trust, on behalf of the Fund (the “Agreement”). The Board of the Trust was informed that the Agreement was the same agreement that had been previously approved by the Board with respect to certain series of the Trust.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Trust is required to consider the initial approval of the Agreement. The Board members whom are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). In connection with this deliberative process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
At the February Meeting, the Board received and reviewed materials relating to its consideration of the proposed Agreement.  The Board considered all factors it believed relevant with respect to the Fund, including, among other things: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the estimated cost of the services and estimated profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the existence and sharing of potential economies of scale; (e) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; (f) possible alternatives to the proposed Agreement; (g) the policies and practices of BlackRock with respect to portfolio transactions for the Fund; (h) BlackRock’s portfolio compliance systems and capabilities; and (i) other factors deemed relevant by the Board Members.
In considering approval of the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement.  The Board received materials in advance of the February Meeting relating to its consideration of the Agreement, including (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding the Fund’s fees and estimated expense ratio as compared with a peer group of funds as determined by Broadridge (“Expense Peers”); (b) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of BlackRock; and (d) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement.  The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management and BlackRock’s services related to the valuation and pricing of the portfolio holdings of the Fund.  The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Fund.  The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. The Board considered the scope of the services provided by BlackRock to the Fund under the Agreement relative to services typically provided by third parties to other funds.  The Board noted that the standard of care applicable under the Agreement was comparable to that found generally in investment company advisory agreements.  The Board concluded that the scope of BlackRock’s services to be provided to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet the Fund’s investment objective(s), compliance with investment restrictions, tax and reporting requirements and related shareholder services.
The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Fund.  The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters.  The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group.  The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.  The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services to be provided to the Fund.  The Board considered that BlackRock and its affiliates will provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates will provide the Fund with administrative services, including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement (continued)

statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services.  The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
B.  The Investment Performance of the Fund
The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds.  The Board, however, did not consider the performance history of the Fund because the Fund was newly organized and had not yet commenced operations as of the date of the February Meeting.
C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund
In connection with the initial approval of the Agreement, the Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers.  The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.  The Board also compared the Fund’s estimated total expense ratio, as well as its estimated actual management fee rate, to those of its Expense Peers.  The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees.  The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund.  Additionally, the Board noted information received at prior Board meetings concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to provide the high quality of services that is expected by the Board.  The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the estimated actual management fee rate and estimated total expense ratio would each rank in the first quartile, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels.
Following consideration of this information, the Board, including the independent Board Members, concluded that the fees to be paid pursuant to the Agreement were fair and reasonable in light of the services provided.
As the Fund had not commenced operations as of the date of the February Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund.  BlackRock, however, will provide the Board with such information at future meetings.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending, ETF servicing and cash management services.  The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.  The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board noted that it considered information regarding BlackRock’s brokerage and soft dollar practices and received and reviewed reports from BlackRock and its affiliates at prior meetings of the boards of directors/trustees of other funds in the BlackRock Multi-Asset Complex which included information on brokerage commissions and trade execution practices.
The Board noted the competitive nature of the ETF marketplace, and that shareholders are able to redeem or sell their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement (continued)

Conclusion
Following discussion, the Board, including the Independent Board Members, unanimously approved the Agreement between the Manager and the Trust, with respect to the Fund, for a two-year term beginning on the effective date of the Agreement.  Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders.  In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement (continued)

At a meeting on February 19-21, 2025 (the “February Meeting”), the Board of Trustees of Managed Account Series (“Managed Account Series”), with respect to its series BlackRock GA Dynamic Equity Fund (the “Target Fund”), and the Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock ETF Trust (the “Trust”), with respect to its series iShares Dynamic Equity Active ETF (the “Fund”), approved the acquisition of the Target Fund by the Fund. In connection with the acquisition, the Board of Trustees of Managed Account Series also approved the termination of the Target Fund.
At the February Meeting, the Board of the Trust considered the initial approval of the proposed investment advisory agreement between BlackRock Fund Advisors (the “Manager”) and the Trust, on behalf of the Fund (the “Agreement”). The Board of the Trust was informed that the Agreement was the same agreement that had been previously approved by the Board with respect to certain series of the Trust.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Trust is required to consider the initial approval of the Agreement. The Board members whom are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). In connection with this deliberative process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
At the February Meeting, the Board received and reviewed materials relating to its consideration of the proposed Agreement. The Board considered all factors it believed relevant with respect to the Fund, including, among other things: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the estimated cost of the services and estimated profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the existence and sharing of potential economies of scale; (e) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; (f) possible alternatives to the proposed Agreement; (g) the policies and practices of BlackRock with respect to portfolio transactions for the Fund; (h) BlackRock’s portfolio compliance systems and capabilities; and (i) other factors deemed relevant by the Board Members.
In considering approval of the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement. The Board received materials in advance of the February Meeting relating to its consideration of the Agreement, including (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding the Fund’s fees and estimated expense ratio as compared with a peer group of funds as determined by Broadridge (“Expense Peers”); (b) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of BlackRock; and (d) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement. The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management and BlackRock’s services related to the valuation and pricing of the portfolio holdings of the Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Fund. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. The Board considered the scope of the services provided by BlackRock to the Fund under the Agreement relative to services typically provided by third parties to other funds. The Board noted that the standard of care applicable under the Agreement was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet the Fund’s investment objective(s), compliance with investment restrictions, tax and reporting requirements and related shareholder services.
The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Fund. The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives. The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services to be provided to the Fund. The Board considered that BlackRock and its affiliates will provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates will provide the Fund with administrative services, including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the
Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement (continued)

statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
B. The Investment Performance of the Fund
The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, did not consider the performance history of the Fund because the Fund was newly organized and had not yet commenced operations as of the date of the February Meeting.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund
In connection with the initial approval of the Agreement, the Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s estimated total expense ratio, as well as its estimated actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. Additionally, the Board noted information received at prior Board meetings concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the estimated actual management fee rate and estimated total expense ratio would each rank in the first quartile, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels.
Following consideration of this information, the Board, including the independent Board Members, concluded that the fees to be paid pursuant to the Agreement were fair and reasonable in light of the services provided.
As the Fund had not commenced operations as of the date of the February Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund. BlackRock, however, will provide the Board with such information at future meetings.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending, ETF servicing and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board noted that it considered information regarding BlackRock’s brokerage and soft dollar practices and received and reviewed reports from BlackRock and its affiliates at prior meetings of the boards of directors/trustees of other funds in the BlackRock Multi-Asset Complex which included information on brokerage commissions and trade execution practices.
The Board noted the competitive nature of the ETF marketplace, and that shareholders are able to redeem or sell their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement (continued)

Conclusion
Following discussion, the Board, including the Independent Board Members, unanimously approved the Agreement between the Manager and the Trust, with respect to the Fund, for a two-year term beginning on the effective date of the Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.
Disclosure of Investment Advisory Agreement

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviation
1D OBFR01	USD - 1D Overnight Bank Funding Rate
ADR	American Depositary Receipt
CD	Certificate of Deposit
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
SAB	Special Assessment Bonds
SAP	Subject to Appropriations
SCA	Societe en Commandite par Actions
SPDR	Standard & Poor’s Depository Receipt

2025 BlackRock Semi-Annual Financial Statements and Additional Information

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

October 31, 2025
2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock ETF Trust
• iShares International Dividend Active ETF | BIDD | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents
2

Schedule of Investments (unaudited)
October 31, 2025
iShares International Dividend Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Canada — 5.6%
Teck Resources Ltd., Class B	194,156	$ 8,329,376
Toronto-Dominion Bank	164,599	13,514,827
Waste Connections, Inc.	40,238	6,748,268
		28,592,471
China — 5.9%
Alibaba Group Holding Ltd., ADR	78,098	13,310,242
Tencent Holdings Ltd., ADR	206,650	16,815,111
		30,125,353
Finland — 2.0%
Kone OYJ, Class B	152,538	10,191,526
France — 10.4%
Air Liquide SA	77,268	14,954,361
BNP Paribas SA	65,608	5,081,862
EssilorLuxottica SA	27,893	10,214,936
Sanofi SA	103,337	10,453,858
Schneider Electric SE	44,612	12,711,288
		53,416,305
Germany — 7.4%
Allianz SE, Registered Shares	30,436	12,230,451
Deutsche Telekom AG, Class N, Registered Shares	269,808	8,357,349
SAP SE	66,301	17,243,057
		37,830,857
India — 4.2%
AceVector Ltd., (Acquired 05/07/14, Cost: $7,423,816)(a)(b)	1,595,200	551,672
HDFC Bank Ltd., ADR	580,784	21,035,997
		21,587,669
Italy — 2.9%
FinecoBank Banca Fineco SpA	655,111	14,989,035
Japan — 6.8%
Honda Motor Co. Ltd.	756,000	7,641,076
Keyence Corp.	32,300	11,987,644
Sony Group Corp.	552,400	15,384,108
		35,012,828
Mexico — 1.4%
Grupo Financiero Banorte SAB de CV, Class O	776,400	7,307,024
Netherlands — 7.2%
ASM International NV	21,254	13,790,543
ASR Nederland NV	131,969	8,807,431
Koninklijke KPN NV	3,155,819	14,603,430
		37,201,404
Singapore — 2.2%
United Overseas Bank Ltd.	421,054	11,198,963
South Korea — 3.4%
Kia Corp.	115,652	9,700,725
SK Hynix, Inc.	19,404	7,549,969
		17,250,694
Spain — 4.2%
Banco Bilbao Vizcaya Argentaria SA	522,320	10,522,696
Industria de Diseno Textil SA	197,155	10,886,975
		21,409,671
Security	Shares	Value
Sweden — 5.2%
Assa Abloy AB, Class B	360,138	$ 13,571,642
Atlas Copco AB, A Shares	794,013	13,304,524
		26,876,166
Switzerland — 2.3%
UBS Group AG, Registered Shares	305,168	11,677,349
Taiwan — 8.5%
MediaTek, Inc.	245,000	10,390,308
Taiwan Semiconductor Manufacturing Co. Ltd.	684,000	33,078,012
		43,468,320
United Kingdom — 16.2%
Anglo American PLC	207,488	7,849,814
AstraZeneca PLC	91,277	15,056,007
British American Tobacco PLC	178,973	9,166,191
Haleon PLC	2,056,665	9,563,963
RELX PLC	295,971	13,035,648
Shell PLC	571,013	21,439,046
Taylor Wimpey PLC	4,958,540	6,858,852
		82,969,521
United States — 3.5%
General Electric Co.	27,289	8,430,937
Mastercard, Inc., Class A	17,353	9,578,682
		18,009,619
Total Long-Term Investments — 99.3% (Cost: $425,024,088)		509,114,775
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(c)(d)(e)	3,009,712	3,011,217
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(c)(d)	2,740,000	2,740,000
Total Short-Term Securities — 1.1% (Cost: $5,750,988)		5,751,217
Total Investments — 100.4% (Cost: $430,775,076)		514,865,992
Liabilities in Excess of Other Assets — (0.4)%		(2,026,647)
Net Assets — 100.0%		$ 512,839,345

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $551,672, representing 0.1% of its net assets as of period end, and an original cost of $7,423,816.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
3

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares International Dividend Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 3,012,450 (a)	$ —	$ (1,462)	$ 229	$ 3,011,217	3,009,712	$ 3,825 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	7,840,000	—	(5,100,000)(a)	—	—	2,740,000	2,740,000	123,426	—
				$ (1,462)	$ 229	$ 5,751,217		$ 127,251	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Canada	$ 28,592,471	$ —	$ —	$ 28,592,471
China	30,125,353	—	—	30,125,353
Finland	—	10,191,526	—	10,191,526
France	—	53,416,305	—	53,416,305
Germany	—	37,830,857	—	37,830,857
India	21,035,997	—	551,672	21,587,669
Italy	—	14,989,035	—	14,989,035
Japan	—	35,012,828	—	35,012,828
Mexico	7,307,024	—	—	7,307,024
Netherlands	—	37,201,404	—	37,201,404
Singapore	—	11,198,963	—	11,198,963
South Korea	—	17,250,694	—	17,250,694
Spain	—	21,409,671	—	21,409,671
Sweden	—	26,876,166	—	26,876,166
Switzerland	—	11,677,349	—	11,677,349
Taiwan	—	43,468,320	—	43,468,320
United Kingdom	—	82,969,521	—	82,969,521
United States	18,009,619	—	—	18,009,619
Short-Term Securities
Money Market Funds	5,751,217	—	—	5,751,217
	$ 110,821,681	$ 403,492,639	$ 551,672	$ 514,865,992
See notes to financial statements.
4
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities (unaudited)
October 31, 2025

iShares International Dividend Active ETF
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 509,114,775
Investments, at value — affiliated(c)	5,751,217
Foreign currency, at value(d)	36,471
Receivables:
Securities lending income — affiliated	1,076
Dividends — unaffiliated	2,244,016
Dividends — affiliated	11,963
Prepaid expenses	266
Other assets	73
Total assets	517,159,857
LIABILITIES
Bank overdraft	6,147
Collateral on securities loaned	3,012,450
Payables:
Investments purchased	79,735
Capital shares redeemed	902,798
Investment advisory fees	294,677
Other accrued expenses	19,021
Professional fees	5,684
Total liabilities	4,320,512
Commitments and contingent liabilities
NET ASSETS	$ 512,839,345
NET ASSETS CONSIST OF
Paid-in capital	$ 378,611,880
Accumulated earnings	134,227,465
NET ASSETS	$ 512,839,345
NET ASSET VALUE
Shares outstanding	18,074,563
Net asset value	$ 28.37
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—unaffiliated	$425,024,088
(b) Securities loaned, at value	$2,890,356
(c) Investments, at cost—affiliated	$5,750,988
(d) Foreign currency, at cost	$36,884
See notes to financial statements.
Statement of Assets and Liabilities
5

Statement of Operations (unaudited)
Six Months Ended October 31, 2025

iShares International Dividend Active ETF
INVESTMENT INCOME
Dividends — unaffiliated	$8,412,198
Dividends — affiliated	123,426
Interest — unaffiliated	2,752
Securities lending income — affiliated — net	3,825
Foreign taxes withheld	(865,022)
Foreign withholding tax claims	292,992
IRS compliance fee for foreign withholding tax claims	25,120
Total investment income	7,995,291
EXPENSES
Investment advisory	2,077,150
Professional	1,421
Commitment costs	513
Interest expense — unaffiliated	38
Total expenses	2,079,122
Less fees waived and/or reimbursed by the Manager	(2,634)
Total expenses after fees waived and/or reimbursed	2,076,488
Net investment income	5,918,803
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	11,942,190
Investments — affiliated	(1,462)
Foreign currency transactions	(219,019)
In-kind redemptions — unaffiliated(a)	48,659,661
60,381,370
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	2,114,234
Investments — affiliated	229
Foreign currency translations	(40,189)
2,074,274
Net realized and unrealized gain	62,455,644
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$68,374,447
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
6
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares International Dividend Active ETF
	Six Months Ended 10/31/25 (unaudited)	Period from 06/01/24 to 04/30/25(a)	Year Ended 05/31/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$5,918,803	$10,078,429	$13,241,156
Net realized gain (loss)	60,381,370	27,779,838	(10,909,234)
Net change in unrealized appreciation (depreciation)	2,074,274	(36,654,313)	90,934,411
Net increase in net assets resulting from operations	68,374,447	1,203,954	93,266,333
DISTRIBUTIONS TO SHAREHOLDERS(b)
Fund	(9,963,341)(c)	(1,179,591)	—
Institutional	—	(14,144,433)	(9,705,515)
Investor A	—	(3,138,833)	(2,302,905)
Investor C	—	(105,431)	(63,643)
Class K	—	(1,896,336)	(1,364,928)
Decrease in net assets resulting from distributions to shareholders	(9,963,341)	(20,464,624)	(13,436,991)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(269,941,509)	7,742,712	36,925,249
NET ASSETS
Total increase (decrease) in net assets	(211,530,403)	(11,517,958)	116,754,591
Beginning of period	724,369,748	735,887,706	619,133,115
End of period	$512,839,345	$724,369,748	$735,887,706

(a)
During the period the Fund converted from a mutual fund to an exchange traded fund pursuant to an Agreement and Plan of Reorganization. See Note 1 of the Notes to Financial Statements for
information on the Fund’s reorganization.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
7

Financial Highlights
(For a share outstanding throughout each period)

	iShares International Dividend Active ETF(a)
	Six Months Ended 10/31/25 (unaudited)	Period from 06/01/24 to 04/30/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Period from 10/01/19 to 05/31/20

Net asset value, beginning of period	$26.10	$26.62	$23.73	$23.39	$26.28	$20.41	$20.73
Net investment income(b)	0.24 (c)	0.36	0.46	0.62	0.46	0.61	0.30
Net realized and unrealized gain (loss)	2.41	(0.21)	2.89	0.41	(1.77)	5.64	(0.29)
Net increase (decrease) from investment operations	2.65	0.15	3.35	1.03	(1.31)	6.25	0.01
Distributions(d)
From net investment income	(0.38)(e)	(0.38)	(0.46)	(0.31)	(0.57)	(0.38)	(0.28)
From net realized gain	—	(0.29)	—	(0.38)	(1.01)	—	(0.05)
Total distributions	(0.38)	(0.67)	(0.46)	(0.69)	(1.58)	(0.38)	(0.33)
Net asset value, end of period	$28.37	$26.10	$26.62	$23.73	$23.39	$26.28	$20.41
Total Return(f)
Based on net asset value	10.22%(c)(g)	0.54%(g)	14.35%	4.81%	(5.23)%	30.98%	0.08%(g)
Ratios to Average Net Assets(h)
Total expenses	0.60%(i)	0.75%(i)(j)(k)	0.87%	1.07%	1.18%	1.13%	1.17%(i)(l)
Total expenses after fees waived and/or reimbursed	0.60%(i)	0.65%(i)(j)(k)	0.67%	0.84%	0.87%	0.84%	0.84%(i)(l)
Net investment income	1.71%(c)(i)	1.50%(i)	1.88%	2.71%	1.85%	2.63%	2.23%(i)(l)
Supplemental Data
Net assets, end of period (000)	$512,839	$724,370	$519,289	$432,855	$118,637	$101,899	$74,681
Portfolio turnover rate(m)	31%	59%	71%	34%	50%	83%	29%

(a)
As of the close of trading on the New York Stock Exchange on November 15, 2024, BlackRock International Dividend Fund was reorganized into the Fund. The activity in the table above is for the accounting survivor, Institutional Shares of BlackRock International Dividend Fund, for the periods prior to the date of the reorganization, and for the post-reorganization combined fund thereafter. The net asset values and other per share information have been restated for periods prior to the reorganization to reflect the share conversion ratio of 1.3833. See Note 1 of the Notes to Financial Statements for information on the Fund’s reorganization.

(b)	Based on average shares outstanding.
(c)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended October 31, 2025:
. Net investment income per share by $0.01.
. Total return by 0.07%.
. Ratio of net investment income to average net assets by 0.08%.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)
Reorganization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 0.75% and 0.65%, respectively.

(k)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.74% and 0.63%, respectively.
(l)
Audit and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.19% and 0.84%, respectively.

(m)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.
8
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock ETF Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
Fund Name	Diversification Classification
iShares International Dividend Active ETF	Diversified
The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
Prior Year Reorganization: The Board of Trustees of BlackRock FundsSM (the “Predecessor Board”), on behalf of BlackRock International Dividend Fund (the “Predecessor Fund”), approved an Agreement and Plan of Reorganization (the “Reorganization”), pursuant to which the Predecessor Fund reorganized into the Fund. The Reorganization was completed as of the close of trading on the New York Stock Exchange on November 15, 2024 and was not subject to approval by shareholders of the Predecessor Fund. The Fund has the same investment objective, strategies and policies and portfolio management team as the Predecessor Fund.
The Fund was a newly-formed “shell” fund that had not commenced operations prior to the Reorganization and therefore did not have performance history prior to the Reorganization. The Fund had been organized solely in connection with the Reorganization to acquire all of the assets and assume certain of the liabilities of the Predecessor Fund and continue the business of the Predecessor Fund. In connection with the Reorganization, shareholders of the Predecessor Fund received ETF shares of the Fund equal in value to the number of shares of the Predecessor Fund they owned, including a cash payment in lieu of fractional shares of the Fund, which cash payment may be taxable. After the Reorganization, the Institutional Share class of the Predecessor Fund was the accounting and performance survivor, meaning that the Fund assumed the performance and financial history of the Predecessor Fund upon completion of the Reorganization.
The Reorganization was accomplished by a tax-free exchange of shares of the Fund in the following amounts and at the following conversion ratio:
Predecessor Fund’s Share Class	Shares Prior to Reorganization	Conversion Ratio	Shares of the Acquiring Fund
Institutional	16,946,665	1.38330000	23,442,320
Investor A	2,999,116	1.27104800	3,812,020
Investor C	122,995	1.07851600	132,652
Class K	2,058,166	1.38354800	2,847,571
The Predecessor Fund’s net assets and composition of net assets as of the close of trading on the New York Stock Exchange on November 15, 2024, the valuation date of the Reorganization, were as follows:
Net assets	$755,897,280
Paid-in-capital	698,747,368
Accumulated earnings	57,149,912
For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value. However, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Prior to the Reorganization, the Fund had not yet commenced operations and had no assets or liabilities. The Predecessor Fund’s fair value and cost of financial instruments prior to the Reorganization were as follows:
Predecessor Fund	Fair Value of Investments	Cost of Investments
BlackRock International Dividend Fund	$ 751,175,290	$ 691,147,013
Prior to the Reorganization, the Predecessor Fund’s fiscal year end was May 31 and its independent registered public accounting firm was Deloitte & Touche LLP. The fiscal year end for the Fund is April 30 and its independent registered public accounting firm is PricewaterhouseCoopers LLP.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are
Notes to Financial Statements
9

Notes to Financial Statements (unaudited) (continued)

recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2025, if any, are disclosed in the Statement of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, the Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Reorganization Costs: Certain costs incurred in connection with the Reorganization were expensed by the Predecessor Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BFA, the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
10
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable
Notes to Financial Statements
11

Notes to Financial Statements (unaudited) (continued)

inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Fund’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Wells Fargo Bank N.A.	$ 2,238,396	$ (2,238,396)	$ —	$ —
Wells Fargo Securities LLC	651,960	(651,960)	—	—
	$ 2,890,356	$ (2,890,356)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the Fund, BFA will be paid a management fee from the Fund, based on a percentage of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.60%
$1 billion - $3 billion	0.56
$3 billion - $5 billion	0.54
$5 billion - $10 billion	0.52
Greater than $10 billion	0.51
12
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Expense Waivers: BFA has contractually agreed to waive a portion of its management fees to the Fund in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other equity and fixed-income mutual funds and ETFs advised by BFA or its affiliates through June 30, 2027. BFA has also contractually agreed to waive a portion of its management fees to the Fund by an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in money market funds advised by BFA or its affiliates through June 30, 2027. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.  For the six months ended October 31, 2025, the amount waived in investment advisory fees pursuant to these arrangements was $2,634.
Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser” or “BIL”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the Fund.
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission ( “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee.  BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee.  If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the BlackRock Multi-Asset Complex in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended October 31, 2025, the Fund paid BTC $1,489 for securities lending agent services.
Trustees and Officers: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
6.
 PURCHASES AND SALES
For the six months ended October 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were $205,501,657 and $258,261,800, respectively.
For the six months ended October 31, 2025, purchases and sales related to in-kind transactions were $3,610,496 and $218,022,438, respectively.
7.
INCOME TAX INFORMATION
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Notes to Financial Statements
13

Notes to Financial Statements (unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of April 30, 2025, the Fund had qualified late-year losses as follows:
Fund Name	Qualified Late-Year Capital Losses(a)
iShares International Dividend Active ETF	$ (6,774,145)

(a)	The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iShares International Dividend Active ETF	$ 436,069,665	$ 99,410,682	$ (20,614,355)	$ 78,796,327
8.
BANK BORROWINGS
The Trust, on behalf of the Fund along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month Overnight Bank Fund Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. For the six months ended October 31, 2025, the Fund did not borrow under the credit agreement.
9.
PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by
14
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10.
 CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares were as follows:
	Six Months Ended 10/31/25		Period from 11/16/24 to 04/30/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
iShares International Dividend Active ETF(a)
Fund
Shares sold	160,000	$ 4,394,961	880,000	$ 21,511,366
Shares issued in reorganization	—	—	30,234,563	755,864,075
Shares redeemed	(9,840,000)	(274,336,470)	(3,360,000)	(85,601,762)
	(9,680,000)	$ (269,941,509)	27,754,563	$ 691,773,679

	Period from 06/01/24 to 11/15/24		Year Ended 05/31/24
Predecessor Fund Name / Share Class	Shares	Amounts	Shares	Amounts
BlackRock International Dividend Fund(a)
Institutional
Shares sold	6,442,616	$ 237,355,331	9,816,189	$ 328,663,471
Shares issued in reinvestment of distributions	151,435	5,624,256	272,838	9,209,734
Shares redeemed	(3,745,784)	(136,960,760)	(9,178,188)	(307,341,218)
Shares converted in reorganization	(16,946,665)	(586,057,990)	—	—
	(14,098,398)	$ (480,039,163)	910,839	$ 30,531,987
Investor A
Shares sold	303,416	$ 10,385,466	701,634	$ 21,794,880
Shares issued in reinvestment of distributions	40,866	1,395,129	72,025	2,243,948
Shares redeemed	(1,272,543)	(42,144,443)	(858,667)	(26,686,177)
Shares converted in reorganization	(2,999,116)	(95,300,555)	—	—
	(3,927,377)	$ (125,664,403)	(85,008)	$ (2,647,349)
Notes to Financial Statements
15

Notes to Financial Statements (unaudited) (continued)

	Period from 06/01/24 to 11/15/24		Year Ended 05/31/24
Predecessor Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
BlackRock International Dividend Fund(a) (continued)
Investor C
Shares sold	13,744	$ 397,491	31,067	$ 825,606
Shares issued in reinvestment of distributions	1,476	42,891	2,372	63,357
Shares redeemed and automatic conversion of shares	(37,179)	(1,057,298)	(63,264)	(1,695,558)
Shares converted in reorganization	(122,995)	(3,316,305)	—	—
	(144,954)	$ (3,933,221)	(29,825)	$ (806,595)
Class K
Shares sold	231,184	$ 8,557,168	1,250,900	$ 42,132,615
Shares issued in reinvestment of distributions	23,810	884,000	40,417	1,364,927
Shares redeemed	(348,651)	(12,646,123)	(977,770)	(33,650,336)
Shares converted in reorganization	(2,058,166)	(71,189,225)	—	—
	(2,151,823)	$ (74,394,180)	313,547	$ 9,847,206
	29,558,953	$ 763,606,787	1,109,553	$ 36,925,249

(a)	See Note 1 of the Notes to Financial Statements for information on the Fund’s reorganization.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
11.
FOREIGN WITHHOLDINGS TAX CLAIMS
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the Fund is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.
Certain of the outstanding foreign tax reclaims are not deemed by the Fund to meet the recognition criteria under U.S. GAAP as of  October 31, 2025 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Fund of these amounts would have a positive impact on the applicable Fund’s performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
During the period, the Fund filed a closing agreement with the IRS related to the recovery of foreign taxes received in fiscal year 2023, and the related tax compliance fee, including interest, was paid to the IRS.
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
16
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information

Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•Go to icsdelivery.com.
•If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each independent trustee for services to the Funds from BFA’s investment management fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Fund and Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company
Boston, MA 02114
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information
17

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

iShares International Dividend Active ETF
The Board of Trustees (the “Board”, the members of which are referred to as “Board Members”) of BlackRock ETF Trust (the “Trust”) met on April 22, 2025 (the “April Meeting”) and May 20-21, 2025 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of iShares International Dividend Active ETF (the “Fund”), and BlackRock Fund Advisors (the “Manager”), the Fund’s investment advisor.  The Board also considered the approval to continue the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”), with respect to the Fund.  The Manager and the Sub-Advisor are referred to herein as “BlackRock”. The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements”.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed.  The committees of the Board similarly met throughout the year.  The Board also held the April Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders.  BlackRock also furnished additional information to the Board in response to specific questions from the Board.  Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements.  The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations.  The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
18
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings.  The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board.  The Board evaluated the information available to it on a fund-by-fund basis.  The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision.  The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund.  Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable.  The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers.  The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group.  The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund.  BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund.  In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services.  The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisor with respect to the Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the Fund and its shareholders.
B. The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting.  The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April meeting.  In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2024, as compared to its Performance Peers.  Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.  In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results.  The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the Fund ranked in the fourth, first and first quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable period.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers.  The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.  The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers.  The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees.  The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers.  The Board considered that the fee and expense information in the Broadridge report
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
19

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility.  The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology.  The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund.  The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years.  The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates.  The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products.  The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.  The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition.  The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms.  The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix.  The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.  The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the fourth and third quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable.  The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending, ETF servicing and cash management services.  With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent.  The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the ETF marketplace, and that shareholders are able to redeem or sell their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2026, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders.  In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered.  The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
20
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
SAB	Special Assessment Bonds
Glossary of Terms Used in these Financial Statements
21

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940

Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock ETF Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust

Date: December 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust

Date: December 22, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock ETF Trust

Date: December 22, 2025